UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21978

Pioneer Series Trust VI
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Floating Rate Fund

NQ | July 31, 2018

Ticker Symbols: Class A FLARX Class C FLRCX Class Y FLYRX

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 100.6%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 84.4% of Net Assets*(a)
	AUTOMOBILES & COMPONENTS - 2.7%
	Auto Parts & Equipment - 2.2%
1,135,793	Allison Transmission, Inc., New Term Loan, 3.84% (LIBOR + 175 bps), 9/23/22	$1,143,484
1,489,600	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.32% (LIBOR + 225 bps), 4/6/24	1,487,117
2,971,748	BBB Industries US Holdings, Inc., First Lien Term B Loan, 8.5% (PRIME + 350 bps), 11/3/21	2,979,177
1,532,186	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.334% (LIBOR + 200 bps), 11/2/23	1,536,736
1,159,840	Energy Acquisition LP, Initial Term Loan, 6.589% (LIBOR + 425 bps), 6/26/25	1,155,491
176,109	Federal-Mogul Corp., Tranche C Term Loan, 5.823% (LIBOR + 375 bps), 4/15/21	176,861
1,388,807	Horizon Global Corp., 2017 Replacement Term Loan, 6.572% (LIBOR + 450 bps), 6/30/21	1,347,143
1,481,250	Innovative Xcessories & Services LLC, Term Loan, 6.84% (LIBOR + 475 bps), 11/29/22	1,484,953
1,834,053	Superior Industries International, Inc., Replacement Term Loan, 6.077% (LIBOR + 400 bps), 5/22/24	1,840,359
2,538,689	TI Group Automotive Systems LLC, Initial US Term Loan, 4.577% (LIBOR + 250 bps), 6/30/22	2,543,977
2,447,163	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.875% (LIBOR + 275 bps), 3/7/24	2,457,869
1,807,917	Visteon Corp., New Term Loan, 3.857% (LIBOR + 175 bps), 3/25/24	1,808,765
		$19,961,932
	Automobile Manufacturers - 0.4%
589,036	CH Hold Corp. (aka Caliber Collision), First Lien Initial Term Loan, 5.077% (LIBOR + 300 bps), 2/1/24	$593,086
1,526,286	FCA US LLC (fka Chrysler Group LLC), Tranche B Term Loan, 4.07% (LIBOR + 200 bps), 12/31/18	1,530,102
1,213,333	Octavius Corp., (Winnebago Industries) New Tranche B Term Loan, 5.743% (LIBOR + 350 bps), 11/8/23	1,222,433
		$3,345,621
	Tires & Rubber - 0.1%
725,000	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.08% (LIBOR + 200 bps), 3/3/25	$726,243
	Total Automobiles & Components	$24,033,796
	CAPITAL GOODS - 10.8%
	Aerospace & Defense - 2.5%
1,387,045	Accudyne Industries Borrower SCA / Accudyne Industries LLC (fka Silver II US Holdings LLC), Initial Term Loan, 5.327% (LIBOR + 325 bps), 8/18/24	$1,392,032
1,655,978	Alion Science and Technology Corp., First Lien Term Loan, 6.577% (LIBOR + 450 bps), 8/19/21	1,668,398
3,125,981	Constellis Holdings LLC, First Lien Term B Loan, 7.334% (LIBOR + 500 bps), 4/21/24	3,146,822
2,541,462	DAE Aviation Holdings, Inc., Initial Term Loan, 5.83% (LIBOR + 375 bps), 7/7/22	2,538,059
1,258,692	DynCorp International, Inc., Term Loan B2, 8.086% (LIBOR + 600 bps), 7/7/20	1,263,937
299,783	Engility Corp. (fka TASC, Inc.), Term B2 Loan, 4.827% (LIBOR + 275 bps), 8/14/23	301,057
1,274,050	Leidos Innovations Corp., Term Loan B, 3.875% (LIBOR + 175 bps), 8/16/23	1,282,968
2,625,902	MacDonald, Dettwiler and Associates, Ltd., Initial Term B Loan, 4.854% (LIBOR + 275 bps), 10/4/24	2,628,365
995,000	MRO Holdings, Inc., Initial Term Loan, 7.584% (LIBOR + 525 bps), 10/25/23	1,003,706
2,712,135	Transdigm, Inc., New Tranche F Term Loan, 4.577% (LIBOR + 250 bps), 6/9/23	2,715,986
1,421,320	Transdigm, Inc., New Tranche G Term Loan, 4.577% (LIBOR + 250 bps), 8/22/24	1,423,294
2,350,000	WP CPP Holdings, LLC, First Lien Initial Term Loan, 6.28% (LIBOR + 375 bps), 4/30/25	2,358,079
		$21,722,703
	Building Products - 2.9%
2,150,500	Armstrong World Industries, Inc., Term Loan B, 4.932% (LIBOR + 275 bps), 3/31/23	$2,158,564
2,253,738	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.09% (LIBOR + 275 bps), 12/22/23	2,261,480
2,992,500	Beacon Roofing Supply, Inc., Initial Term Loan, 4.347% (LIBOR + 225 bps), 1/2/25	2,995,439
2,747,149	Builders FirstSource, Inc., Refinancing Term Loan, 5.334% (LIBOR + 300 bps), 2/29/24	2,750,338
2,250,000	Hamilton Holdco LLC (Reece International Pty, Ltd.), Term Loan, 4.34% (LIBOR + 200 bps), 7/2/25	2,255,625
1,670,813	Janus International Group LLC, Initial First Lien Term Loan, 5.077% (LIBOR + 300 bps), 2/12/25	1,649,927
2,693,250	NCI Building Systems, Inc., Initial Term Loan, 4.077% (LIBOR + 200 bps), 2/7/25	2,695,354
2,635,746	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.827% (LIBOR + 275 bps), 11/15/23	2,635,746
565,873	Siteone Landscape Supply LLC, Tranche D Term Loan, 4.83% (LIBOR + 275 bps), 4/29/22	568,526
1,250,000	SRS Distribution, Inc., Initial Term Loan, 5.58% (LIBOR + 325 bps), 5/23/25	1,232,656
3,604,302	Summit Materials LLC, New Term Loan, 4.077% (LIBOR + 200 bps), 11/21/24	3,605,203
1,485,028	Unifrax I LLC, Initial Dollar Term Loan, 5.834% (LIBOR + 350 bps), 4/4/24	1,501,426
		$26,310,284
	Construction & Engineering - 0.3%
998,125	American Traffic Solutions, Inc., First Lien Initial Term Loan, 5.822% (LIBOR + 375 bps), 2/28/25	$1,002,699
1,836,996	Installed Building Products, Inc., Tranche B-2 Term Loan, 4.577% (LIBOR + 250 bps), 4/15/25	1,835,082
		$2,837,781
	Construction & Farm Machinery & Heavy Trucks - 0.4%
1,534,554	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.334% (LIBOR + 200 bps), 5/18/24	$1,535,994
975,000	Commercial Vehicle Group, Inc., (CVG) Initial Term Loan B, 8.077% (LIBOR + 600 bps), 4/12/23	982,313
1,158,441	Navistar, Inc., Tranche B Term Loan, 5.6% (LIBOR + 350 bps), 11/6/24	1,166,042
356,871	Terex Corp., Incremental US Term Loan, 4.334% (LIBOR + 200 bps), 1/31/24	357,391
		$4,041,740
Principal
Amount
USD ($)		Value
	Electrical Components & Equipment - 1.6%
28,790	DG Investment Intermediate Holdings 2 Inc. (aka Convergint Technologies LLC), First Lien Term Loan, 3.588% (LIBOR + 300 bps), 2/3/25	$29,150
946,016	DG Investment Intermediate Holdings 2 Inc. (aka Convergint Technologies LLC), First Lien Term Loan, 5.077% (LIBOR + 300 bps), 2/3/25	938,921
2,572,022	Dell International LLC, Refinancing Term B Loan, 4.08% (LIBOR + 200 bps), 9/7/23	2,575,466
3,726,441	Diebold Nixdorf, Inc. (fka Diebold, Inc.), New Dollar Term B Loan, 4.875% (LIBOR + 275 bps), 11/6/23	3,717,125
1,410,000	Pelican Products, Inc., First Lien Term Loan, 5.592% (LIBOR + 350 bps), 5/1/25	1,415,507
2,550,000	Southwire Co., Initial Term Loan, 4.079% (LIBOR + 200 bps), 5/19/25	2,560,200
3,017,864	WireCo WorldGroup, Inc., First Lien Initial Term Loan, 7.077% (LIBOR + 500 bps), 9/29/23	3,054,646
		$14,291,015
	Industrial Conglomerates - 1.6%
1,331,907	AVSC Holding Corp., First Lien Initial Term Loan, 5.435% (LIBOR + 325 bps), 3/3/25	$1,326,080
2,325,395	DTI Holdco, Inc., Replacement B-1 Term Loan, 6.827% (LIBOR + 475 bps), 9/29/23	2,320,551
750,000	EaglePicher Technologies LLC, First Lien Initial Term Loan, 5.327% (LIBOR + 325 bps), 3/8/25	751,562
2,052,340	Filtration Group Corp., Initial Dollar Term Loan, 5.077% (LIBOR + 300 bps), 3/29/25	2,062,785
1,588,796	Gates Global LLC, Initial B-2 Dollar Term Loan, 5.084% (LIBOR + 275 bps), 4/1/24	1,594,555
855,000	Hyster-Yale Group, Inc., Term Loan, 5.327% (LIBOR + 325 bps), 5/30/23	859,275
1,821,605	Milacron LLC, Term B Loan, 4.577% (LIBOR + 250 bps), 9/28/23	1,825,021
1,737,043	ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 5.631% (LIBOR + 350 bps), 11/20/23	1,743,557
2,040,584	Shape Technologies Group, Inc., Initial Term Loan, 5.148% (LIBOR + 300 bps), 4/20/25	2,035,482
447,500	Thermon Industries, Inc., Term Loan B, 5.842% (LIBOR + 375 bps), 10/30/24	449,178
		$14,968,046
	Industrial Machinery - 1.3%
2,014,253	Blount International, Inc., Refinancing Term Loan, 6.342% (LIBOR + 425 bps), 4/12/23	$2,036,914
1,990,000	Circor International, Inc., Initial Term Loan, 5.567% (LIBOR + 350 bps), 12/11/24	1,998,209
1,460,222	Columbus McKinnon Corp., Repriced Term Loan, 4.834% (LIBOR + 250 bps), 1/31/24	1,463,872
2,172,372	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 4.827% (LIBOR + 275 bps), 7/30/24	2,180,983
700,820	NN, Inc., Tranche B Term Loan, 5.827% (LIBOR + 375 bps), 10/19/22	701,258
1,763,877	Tank Holding Corp., Replacement Term Loan, 5.659% (LIBOR + 350 bps), 3/16/22	1,771,961
1,699,201	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 4.827% (LIBOR + 275 bps), 3/3/23	1,711,415
		$11,864,612
	Trading Companies & Distributors - 0.2%
1,862,249	Nexeo Solutions LLC, Term B-1 Loan, 5.578% (LIBOR + 325 bps), 6/9/23	$1,875,635
182,720	WESCO Distribution, Inc., Tranche B-1 Term Loan, 5.077% (LIBOR + 300 bps), 12/12/19	182,948
		$2,058,583
	Total Capital Goods	$98,094,764
	COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
	Diversified Support Services - 0.4%
1,020,033	Access CIG LLC, First Lien Term B Loan, 5.827% (LIBOR + 375 bps), 2/27/25	$1,024,986
1,483,755	Aristocrat Leisure, Ltd., Term B-3 Loan, 4.098% (LIBOR + 175 bps), 10/19/24	1,484,134
979,387	Patriot Container Corp., First Lien Closing Date Term Loan, 5.581% (LIBOR + 350 bps), 3/20/25	985,203
		$3,494,323
	Environmental & Facilities Services - 0.8%
1,736,875	Albany Molecular Research, Inc., First Lien Initial Term Loan, 5.327% (LIBOR + 325 bps), 8/30/24	$1,738,829
1,779,006	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.084% (LIBOR + 275 bps), 5/30/25	1,776,782
1,869,441	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 5.334% (LIBOR + 300 bps), 5/27/22	1,881,125
2,006,503	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan, 4.827% (LIBOR + 275 bps), 9/27/24	2,012,356
		$7,409,092
	Human Resource & Employment Services - 0.4%
936,466	On Assignment, Inc., Initial Term B-1 Loan, 4.077% (LIBOR + 200 bps), 6/3/22	$938,368
191,484	On Assignment, Inc., Initial Term B-2 Loan, 4.077% (LIBOR + 200 bps), 4/2/25	191,771
2,118,115	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 7.592% (LIBOR + 525 bps), 6/30/22	2,118,115
		$3,248,254
	Total Commercial & Professional Services	$14,151,669
	COMMERCIAL SERVICES & SUPPLIES - 1.9%
	Diversified Support Services - 0.9%
5,906,368	Asurion LLC (fka Asurion Corp.), New Term Loan B7, 5.077% (LIBOR + 300 bps), 11/3/24	$5,905,311
576,647	Asurion LLC (fka Asurion Corp.), Replacement B-6 Term Loan, 5.077% (LIBOR + 300 bps), 11/3/23	576,801
244,602	IAP Worldwide Services, Inc., Second Lien Term Loan, 8.834% (LIBOR + 650 bps), 7/18/19	241,239
1,955,795	KAR Auction Services, Inc., Tranche B-5 Term Loan, 4.625% (LIBOR + 250 bps), 3/9/23	1,963,129
		$8,686,480
	Environmental & Facilities Services - 0.6%
2,412,403	Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Additional Term Loan, 4.193% (LIBOR + 225 bps), 11/10/23	$2,418,810
1,790,800	Clean Harbors, Inc., Initial Term Loan, 3.827% (LIBOR + 175 bps), 6/30/24	1,793,406
1,697,362	WCA Waste Systems, Inc., Initial Term Loan, 4.577% (LIBOR + 250 bps), 8/11/23	1,692,058
		$5,904,274
	Office Services & Supplies - 0.1%
497,500	Diamond (BC) B.V. Initial USD Term Loan, 5.077% (LIBOR + 300 bps), 9/6/24	$490,245
Principal
Amount
USD ($)		Value
	Security & Alarm Services - 0.3%
2,283,545	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 5.8% (LIBOR + 350 bps), 5/24/24	$2,300,386
	Total Commercial Services & Supplies	$17,381,385
	CONSUMER DURABLES & APPAREL - 1.3%
	Apparel, Accessories & Luxury Goods - 0.1%
995,000	Hanesbrands Inc., New Term Loan B, 3.827% (LIBOR + 175 bps), 12/16/24	$1,000,901
	Homebuilding - 0.2%
2,250,000	Interior Logic Group Holdings IV LLC, Initial Term Loan, 6.342% (LIBOR + 400 bps), 5/30/25	$2,255,625
	Household Appliances - 0.3%
1,736,875	Global Appliance, Inc., Tranche B Term Loan, 6.08% (LIBOR + 400 bps), 9/29/24	$1,749,902
646,750	Ring Container Technologies Group, LLC, First Lien Initial Term Loan, 4.827% (LIBOR + 275 bps), 10/31/24	647,154
		$2,397,056
	Housewares & Specialties - 0.5%
542,526	Prestige Brands, Inc., Term B-4 Loan, 4.077% (LIBOR + 200 bps), 1/26/24	$544,109
2,310,616	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.827% (LIBOR + 275 bps), 2/5/23	2,320,725
2,000,000	SIWF Holdings, Inc., First Lien Initial Term Loan, 6.322% (LIBOR + 425 bps), 6/15/25	2,012,500
		$4,877,334
	Leisure Products - 0.2%
1,375,565	Bombardier Recreational Products, Inc., Term B Loan, 4.08% (LIBOR + 200 bps), 5/23/25	$1,373,129
	Total Consumer Durables & Apparel	$11,904,045
	CONSUMER SERVICES - 6.4%
	Casinos & Gaming - 2.0%
2,061,960	Boyd Gaming Corp., Refinancing Term B Loan, 4.45% (LIBOR + 250 bps), 9/15/23	$2,075,105
497,500	Churchill Downs Inc., Term B Facility Loan, 4.08% (LIBOR + 200 bps), 12/27/24	498,744
2,970,000	CityCenter Holdings LLC, Term B Loan, 4.327% (LIBOR + 225 bps), 4/18/24	2,976,893
2,018,360	Eldorado Resorts, Inc., Term Loan, 4.401% (LIBOR + 225 bps), 4/17/24	2,021,513
2,263,446	Golden Nugget, Inc. (aka Landry’s Inc.), Initial Term Loan B, 4.827% (LIBOR + 275 bps), 10/4/23	2,273,032
4,171,719	Scientific Games International, Inc., Initial Term B-5 Loan, 4.903% (LIBOR + 275 bps), 8/14/24	4,179,541
2,000,000	Stars Group Holdings BV, USD Term Loan, 5.831% (LIBOR + 350 bps), 7/10/25	2,021,700
1,954,044	Station Casinos LLC, Term B Facility Loan, 4.58% (LIBOR + 250 bps), 6/8/23	1,960,033
		$18,006,561
	Education Services – 1.2%
2,923,791	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.827% (LIBOR + 175 bps), 11/7/23	$2,927,445
2,633,344	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 6.084% (LIBOR + 375 bps), 8/12/22	2,642,890
2,713,755	Laureate Education, Inc., Series 2024 Term Loan, 5.577% (LIBOR + 350 bps), 4/26/24	2,723,551
2,761,756	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 6.077% (LIBOR + 400 bps), 5/4/22	2,725,163
		$11,019,049
	Hotels, Resorts & Cruise Lines - 0.7%
2,068,500	Four Seasons Holdings, Inc., 2013 First Lien Term Loan, 4.077% (LIBOR + 200 bps), 11/30/23	$2,070,440
953,274	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.814% (LIBOR + 175 bps), 10/25/23	957,266
2,401,878	Sabre GLBL, Inc., (fka Sabre, Inc.), 2018 Other Term B Loan, 4.077% (LIBOR + 200 bps), 2/22/24	2,406,569
700,000	Wyndham Hotels & Resorts, Inc., Term Loan B, 3.827% (LIBOR + 175 bps), 5/30/25	702,437
		$6,136,712
	Leisure Facilities – 1.%
1,775,000	24 Hour Fitness Worldwide, Inc., Term Loan, 5.572% (LIBOR + 350 bps), 5/30/25	$1,784,984
1,568,000	Cedar Fair LP, US Term B Loan, 3.827% (LIBOR + 175 bps), 4/13/24	1,572,900
2,561,044	Fitness International LLC, Term B Loan, 5.469% (LIBOR + 325 bps), 4/18/25	2,578,652
1,696,565	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 5.057% (LIBOR + 275 bps), 6/10/22	1,701,261
1,457,976	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.83% (LIBOR + 175 bps), 6/30/22	1,464,173
		$9,101,970
	Restaurants - 0.8%
3,371,369	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.327% (LIBOR + 225 bps), 2/16/24	$3,373,827
997,500	Arby's Restaurant Group, Inc., Term B Loan, 5.347% (LIBOR + 325 bps), 2/5/25	1,005,729
1,300,000(b)	Dhanani Group, Inc., Term B Loan, 6/27/25	1,293,500
1,375,622	KFC Holdings Co. (aka Yum! Brands), 2018 Term Loan B, 3.829% (LIBOR + 175 bps), 4/3/25	1,377,449
742,500	NPC International, Inc., First Lien Initial Term Loan, 5.577% (LIBOR + 350 bps), 4/19/24	749,229
		$7,799,734
	Specialized Consumer Services – 0.7%
1,570,071	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 5.827% (LIBOR + 375 bps), 7/28/22	$1,550,053
2,561,377	Creative Artists Agency LLC, Refinancing Term Loan, 5.072% (LIBOR + 300 bps), 2/15/24	2,571,381
2,802,843	Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 4.827% (LIBOR + 275 bps), 5/2/22	2,810,433
		$6,931,867
	Total Consumer Services	$58,995,893
	DIVERSIFIED FINANCIALS – 4.2%
	Asset Management & Custody Banks - 0.3%
2,533,696	Baring Private Equity Asia VI Holdings, Ltd., First Lien Initial Dollar Term Loan, 5.077% (LIBOR + 300 bps), 10/26/22	$2,540,030
Principal
Amount
USD ($)		Value
	Consumer Finance - 0.2%
1,900,000	Blackhawk Network Holdings, Inc., First Lien Term Loan, 5.072% (LIBOR + 300 bps), 6/15/25	$1,906,650
	Diversified Capital Markets - 1.0%
2,407,612	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.086% (LIBOR + 200 bps), 1/15/25	$2,394,081
870,625	Clipper Acquisitions Corp. (aka TCW Group, Inc.), Term B-1 Loan, 3.85% (LIBOR + 175 bps), 12/27/24	872,976
855,503	FinCo I LLC (aka Fortress Investment Group), 2018 Replacement Term Loan, 4.077% (LIBOR + 200 bps), 12/27/22	857,748
1,627,729	Freedom Mortgage Corp., Initial Term Loan, 6.817% (LIBOR + 475 bps), 2/23/22	1,639,937
1,425,000	Pre-Paid Legal Services, Inc. (aka Legal/shield), First Lien Initial Term Loan, 5.342% (LIBOR + 325 bps), 5/1/25	1,433,016
1,490,625	Trico Group LLC, First Lien Initial Term Loan, 8.807% (LIBOR + 650 bps), 2/2/24	1,498,078
		$8,695,836
	Investment Banking & Brokerage - 0.6%
2,244,375	Duff & Phelps Investment Management Co., Initial Term Loan B, 5.584% (LIBOR + 325 bps), 2/13/25	$2,247,380
1,773,859	Guggenheim Partners Investment Management Holdings LLC, Term B Loan, 4.827% (LIBOR + 275 bps), 7/21/23	1,778,294
1,781,538	LPL Holdings, Inc., Tranche B Term Loan, 4.488% (LIBOR + 225 bps), 9/23/24	1,785,436
		$5,811,110
	Other Diversified Financial Services - 0.5%
673,724	Delos Finance S.a r.l., New Term Loan, 4.084% (LIBOR + 175 bps), 10/6/23	$675,970
2,223,782	Fly Funding II S.a r.l., Term Loan, 4.37% (LIBOR + 200 bps), 2/9/23	2,225,634
2,423,074	Livingston International Inc., First Lien Refinancing Term B-3 Loan, 8.084% (LIBOR + 575 bps), 3/20/20	2,417,016
		$5,318,620
	Specialized Finance – 1.6%
2,000,000	CTC AcquiCo GmbH, Facility B2, 5.568% (LIBOR + 325 bps), 3/7/25	$1,982,820
1,465,909	DBRS, Ltd., Initial Term Loan, 7.557% (LIBOR + 525 bps), 3/4/22	1,471,406
1,237,500	Globallogic Holdings, Inc., Refinancing Term B-1 Loan, 6.084% (LIBOR + 375 bps), 6/20/22	1,238,273
1,050,000(b)	Globallogic Holdings, Inc., Term B Loan, 7/25/25	1,056,563
3,977,481	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.827% (LIBOR + 475 bps), 6/30/24	4,008,971
1,732,500	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 7.59% (LIBOR + 525 bps), 4/29/24	1,745,494
1,050,000	Sigma Holdco BV (aka Flora Foods), Facility B2, 5.092% (LIBOR + 300 bps), 7/2/25	1,050,656
2,269,035	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4.077% (LIBOR + 200 bps), 4/10/23	2,276,977
500,000	Trans Union LLC, 2018 Incremental Term B-4 Loan, 4.077% (LIBOR + 200 bps), 6/19/25	501,719
		$15,332,879
	Total Diversified Financials	$39,605,125
	ENERGY - 2.6%
	Integrated Oil & Gas - 0.2%
1,741,250	Medallion Midland Acquisition LLC, Initial Term Loan, 5.327% (LIBOR + 325 bps), 10/30/24	$1,714,043
	Oil & Gas Drilling - 0.4%
1,000,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.079% (LIBOR + 600 bps), 3/1/24	$990,625
2,650,000	Traverse Midstream Partners LLC, Advance Term Loan, 6.34% (LIBOR + 400 bps), 9/27/24	2,663,250
		$3,653,875
	Oil & Gas Equipment & Services - 0.7%
1,200,000	Apergy Corp., Initial Term Loan, 4.625% (LIBOR + 250 bps), 5/9/25	$1,205,240
2,250,000	Covia Holdings Corp. (fka Unimin Corp.), Initial Term Loan, 6.05% (LIBOR + 375 bps), 6/1/25	2,255,625
1,440,068	Keane Group Holdings LLC, Initial Term Loan, 5.875% (LIBOR + 375 bps), 5/25/25	1,438,268
1,496,250	McDermott International, Inc., Term Loan, 7.077% (LIBOR + 500 bps), 5/12/25	1,507,472
		$6,406,605
	Oil & Gas Exploration & Production - 0.4%
750,000	California Resources Corp., Term Loan, 12.439% (LIBOR + 1,038 bps), 12/31/21	$832,500
2,200,000	Chesapeake Energy Corp., Term Loan, Class A, 9.577% (LIBOR + 750 bps), 8/23/21	2,306,564
498,750	Lucid Energy Group II Borrower LLC, Initial Term Loan, 5.079% (LIBOR + 300 bps), 2/17/25	500,308
112,830	MEG Energy Corp., Initial Term Loan, 5.58% (LIBOR + 350 bps), 12/31/23	113,147
		$3,752,519
	Oil & Gas Refining & Marketing - 0.3%
2,693,250	Delek US Holdings, Inc., Initial Term Loan, 4.577% (LIBOR + 250 bps), 3/31/25	$2,701,667
	Oil & Gas Storage & Transportation - 0.6%
2,857,896	Energy Transfer Equity LP, Refinanced Term Loan, 4.064% (LIBOR + 200 bps), 2/2/24	$2,850,554
2,123,466	Gulf Finance LLC, Tranche B Term Loan, 7.59% (LIBOR + 525 bps), 8/25/23	1,857,591
586,250	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 8.077% (LIBOR + 600 bps), 5/13/22	595,227
		$5,303,372
	Total Energy	$23,532,081
	FOOD & STAPLES RETAILING - 1.0%
	Drug Retail - 0.2%
1,725,000	H-Food Holdings LLC (aka Hearthside Food Solutions LLC), Initial Term Loan, 5.064% (LIBOR + 300 bps), 5/23/25	$1,715,117
	Food Distributors - 0.2%
1,776,076	CSM Bakery Solutions, Ltd., First Lien Term Loan, 6.34% (LIBOR + 400 bps), 7/3/20	$1,733,894
	Food Retail - 0.6%
987,525	Albertson's LLC, 2017-1 Term B-5 Loan, 5.337% (LIBOR + 300 bps), 12/21/22	$984,362
3,001,460	Albertson's LLC, 2017-1 Term B-6 Loan, 5.319% (LIBOR + 300 bps), 6/22/23	2,986,035
Principal
Amount
USD ($)		Value
	Food Retail – (continued)
920,375	Packers Holdings LLC, Initial Term Loan, 5.347% (LIBOR + 325 bps), 12/4/24	$920,759
405,089	Supervalu, Inc., Initial Term Loan, 5.577% (LIBOR + 350 bps), 6/8/24	406,609
675,149	Supervalu, Inc., Initial Term Loan, 5.577% (LIBOR + 350 bps), 6/8/24	677,681
		$5,975,446
	Total Food & Staples Retailing	$9,424,457
	FOOD, BEVERAGE & TOBACCO - 2.7%
	Agricultural Products - 0.2%
1,657,857	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 4.119% (PRIME + 100 bps/LIBOR + 200 bps), 12/18/24	$1,672,363
	Distillers & Vintners - 0.1%
741,867	Arterra Wines Canada, Inc. (fka 9941762 Canada, Inc.), First Lien USD Term B-1 Loan, 5.075% (LIBOR + 275 bps), 12/15/23	$745,113
	Packaged Foods & Meats - 2.3%
2,324,952	Chobani LLC, First Lien New Term Loan, 5.577% (LIBOR + 350 bps), 10/10/23	$2,328,342
2,253,639	CTI Foods Holding Co., LLC, First Lien Term Loan, 5.58% (LIBOR + 350 bps), 6/29/20	1,971,935
1,693,137	Dole Food Co., Inc., Tranche B Term Loan, 4.837% (LIBOR + 275 bps), 4/6/24	1,694,195
2,168,613	Give and Go Prepared Foods Corp., First Lien 2017 Term Loan, 6.584% (LIBOR + 425 bps), 7/29/23	2,016,810
4,134,861	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.835% (LIBOR + 250 bps), 10/30/22	4,135,969
2,611,396	Pinnacle Foods Finance LLC, Initial B Term Loan, 3.84% (LIBOR + 175 bps), 2/2/24	2,615,561
4,356,000	Post Holdings, Inc., Series A, Incremental Term Loan, 4.07% (LIBOR + 200 bps), 5/24/24	4,363,775
1,514,168	Shearer's Foods LLC, First Lien Term Loan, 6.327% (LIBOR + 425 bps), 6/30/21	1,496,818
995,000	Utz Quality Foods LLC, First Lien Initial Term Loan, 5.564% (LIBOR + 350 bps), 11/21/24	1,001,529
		$21,624,934
	Soft Drinks - 0.1%
1,200,000	Refresco Group NV, Facility B 3, 5.593% (LIBOR + 325 bps), 3/28/25	$1,203,750
	Total Food, Beverage & Tobacco	$25,246,160
	HEALTH CARE EQUIPMENT & SERVICES - 8.4%
	Health Care Distributors - 0.1%
997,500	PharMerica Corp., First Lien Initial Term Loan, 5.578% (LIBOR + 350 bps), 12/6/24	$1,002,488
	Health Care Equipment - 0.1%
591,000	Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 4.584% (LIBOR + 225 bps), 10/25/23	$593,955
	Health Care Facilities - 2.5%
3,160,975	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 4.577% (LIBOR + 250 bps), 2/16/23	$3,177,273
2,554,917	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.578% (LIBOR + 350 bps), 5/10/23	2,574,079
1,840,000(b)	Auris LuxCo (aka Sivantos Group), First Lien Term B Loan, 7/24/25	1,855,526
1,687,123	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.557% (LIBOR + 325 bps), 1/27/21	1,661,966
2,773,345	Concentra, Inc., First Lien Tranche B-1 Term Loan, 4.85% (LIBOR + 275 bps), 6/1/22	2,781,435
798,000	HCA, Inc., Tranche B-10 Term Loan, 4.077% (LIBOR + 200 bps), 3/13/25	803,577
1,750,000	Kindred Healthcare LLC, Closing Date Term Loan, 7.375% (LIBOR + 500 bps), 7/2/25	1,743,438
4,284,066	NVA Holdings, Inc., First Lien Term B3 Loan, 4.827% (LIBOR + 275 bps), 2/2/25	4,277,374
1,121,807	Quorum Health Corp., Term Loan, 8.827% (LIBOR + 675 bps), 4/29/22	1,138,401
2,703,187	Select Medical Corp., Tranche B Term Loan, 4.831% (PRIME + 175 bps/LIBOR + 275 bps), 3/1/21	2,716,141
634,096	Vizient, Inc., Term B-4 Loan, 4.827% (LIBOR + 275 bps), 2/13/23	636,474
		$23,365,684
	Health Care Services - 3.7%
1,947,052	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.577% (LIBOR + 450 bps), 10/24/23	$1,958,409
500,000	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 12.077% (LIBOR + 1,000 bps), 4/24/24	502,500
700,000	CHG PPC Parent LLC, First Lien Initial Term Loan, 4.827% (LIBOR + 275 bps), 3/31/25	700,438
2,108,555	DaVita, Inc. (fka DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 4.827% (LIBOR + 275 bps), 6/24/21	2,123,711
810,000	Diplomat Pharmacy, Inc., Initial Term B Loan, 6.58% (LIBOR + 450 bps), 12/20/24	817,594
2,425,286	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 5.08% (LIBOR + 300 bps), 12/1/23	2,427,925
2,361,863	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 5.327% (LIBOR + 325 bps), 7/27/23	2,378,840
498,750	Gem Acquisitions, Inc., First Lien Initial Term Loan, 5.347% (LIBOR + 325 bps), 3/7/25	496,880
3,465,334	Genoa a QoL Healthcare Co., LLC, First Lien Amendment No. 1 Term Loan, 5.327% (LIBOR + 325 bps), 10/30/23	3,485,911
850,346	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.125% (LIBOR + 375 bps), 7/2/25	856,171
2,505,306	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 5.334% (LIBOR + 300 bps), 6/28/24	2,505,306
2,624,724	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 5.827% (LIBOR + 375 bps), 4/7/22	2,641,128
1,860,072	Jaguar Holding Co. I LLC (aka Pharmaceutical Product Development LLC), 2018 Term Loan, 4.577% (LIBOR + 250 bps), 8/18/22	1,863,327
906,832	MPH Acquisition Holdings LLC, Initial Term Loan, 5.084% (LIBOR + 275 bps), 6/7/23	907,903
2,542,162	National Mentor Holdings, Inc., Tranche B Term Loan, 5.334% (LIBOR + 300 bps), 1/31/21	2,554,080
1,668,949	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.577% (LIBOR + 450 bps), 10/20/22	1,672,425
2,962,500	Team Health Holdings, Inc., Initial Term Loan, 4.827% (LIBOR + 275 bps), 2/6/24	2,884,734
Principal
Amount
USD ($)		Value
	Health Care Services – (continued)
2,877,230	US Renal Care, Inc., First Lien Initial Term Loan, 6.584% (LIBOR + 425 bps), 12/30/22	$2,837,668
		$33,614,950
	Health Care Supplies - 0.6%
1,213,957	Greatbatch, Ltd., New Term B Loan, 5.08% (LIBOR + 300 bps), 10/27/22	$1,220,634
1,539,450	Kinetic Concepts, Inc., Dollar Term Loan, 5.584% (LIBOR + 325 bps), 2/2/24	1,546,185
3,041,048	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.334% (LIBOR + 300 bps), 5/15/22	3,045,798
		$5,812,617
	Health Care Technology - 1.2%
3,053,135	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.827% (LIBOR + 275 bps), 3/1/24	$3,052,183
1,500,000	Iqvia, Inc. (Quintiles IMS), Term B-3 Dollar Loan, 4.084% (LIBOR + 175 bps), 6/11/25	1,496,250
3,160,144	Press Ganey Holdings, Inc., 2018 First Lien Replacement Term Loan, 4.827% (LIBOR + 275 bps), 10/23/23	3,164,094
314,783	Quintiles IMS, Inc., Term B-1 Dollar Loan, 4.334% (LIBOR + 200 bps), 3/7/24	314,980
2,000,000	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 5.077% (LIBOR + 300 bps), 6/27/25	2,013,750
500,000(b)	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 6/26/26	505,000
		$10,546,257
	Managed Health Care - 0.2%
1,965,075	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.625% (LIBOR + 550 bps), 2/22/24	$1,974,900
	Total Health Care Equipment & Services	$76,910,851
	HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
	Household Products - 1.0%
2,506,063	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.577% (LIBOR + 350 bps), 9/26/24	$2,361,964
1,880,000(b)	Energizer Holdings, Inc., Term B Loan, 6/20/25	1,886,266
485,000	Energizer Holdings, Inc., Term Loan, 4.125% (LIBOR + 200 bps), 6/30/22	486,819
2,003,710	Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 4.352% (LIBOR + 200 bps), 6/23/22	2,008,407
2,277,000	WKI Holding Co., Inc., Initial Term Loan, 6.358% (LIBOR + 400 bps), 5/1/24	2,237,152
		$8,980,608
	Personal Products - 0.6%
2,481,281	Albea Beauty Holdings SA, Facility B2, 5.445% (LIBOR + 300 bps), 4/22/24	$2,478,180
1,525,000	Coty, Inc., USD Term Loan B, 4.347% (LIBOR + 225 bps), 4/7/25	1,494,500
449,652	Party City Holdings, Inc., 2018 Replacement Term Loan, 5.616% (PRIME + 175 bps/LIBOR + 275 bps), 8/19/22	450,600
1,775,765	Revlon Consumer Products Corp., Initial Term B Loan, 5.577% (LIBOR + 350 bps), 9/7/23	1,321,677
		$5,744,957
	Total Household & Personal Products	$14,725,565
	INSURANCE - 1.3%
	Insurance Brokers - 0.1%
787,251	NFP Corp., Term B Loan, 5.077% (LIBOR + 300 bps), 1/8/24	$787,129
	Life & Health Insurance - 0.2%
2,060,479	Integro Parent, Inc., First Lien Initial Term Loan, 8.064% (LIBOR + 575 bps), 10/31/22	$2,065,630
	Property & Casualty Insurance - 1.0%
1,643,505	Acrisure LLC, 2017-2 First Lien Refinancing Term Loan, 6.592% (LIBOR + 425 bps), 11/22/23	$1,649,156
2,036,764	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.078% (LIBOR + 300 bps), 5/9/25	2,038,685
1,225,000	AmWINS Group, Inc., First Lien Term Loan, 4.829% (LIBOR + 275 bps), 1/25/24	1,224,924
2,291,938	Confie Seguros Holding II Co., Term B Loan, 7.557% (LIBOR + 525 bps), 4/19/22	2,280,478
1,885,750	USI, Inc. (fka Compass Investors Inc.), 2017 New Term Loan, 5.334% (LIBOR + 300 bps), 5/16/24	1,883,834
		$9,077,077
	Total Insurance	$11,929,836
	MATERIALS - 8.8%
	Construction Materials - 0.9%
1,520,000	84 Lumber Co., Term B-1 Loan, 7.314% (LIBOR + 525 bps), 10/25/23	$1,537,734
1,943,483	American Bath Group LLC, First Lien Replacement Term Loan, 6.584% (LIBOR + 425 bps), 9/30/23	1,957,248
494,464	Associated Asphalt Partners LLC, Tranche B Term Loan, 7.327% (LIBOR + 525 bps), 4/5/24	484,369
2,481,250	HD Supply Waterworks, Ltd., Initial Term Loan, 5.253% (LIBOR + 300 bps), 8/1/24	2,493,656
1,549,350	Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 4.827% (LIBOR + 275 bps), 6/27/24	1,549,350
		$8,022,357
	Diversified Chemicals - 1.6%
497,500	Avantor, Inc., Initial Dollar Term Loan, 6.077% (LIBOR + 400 bps), 11/21/24	$501,905
1,707,710	Azelis Finance SA (Azelis US Holding, Inc.), 2017 Refinancing Dollar Term Loan, 6.084% (LIBOR + 375 bps), 12/16/22	1,711,450
1,987,665	Chemours Co., Tranche B-2 US Dollar Term Loan, 3.83% (LIBOR + 175 bps), 4/3/25	1,982,696
995,000	Ineos US Finance LLC, New 2024 Dollar Term Loan, 4.169% (LIBOR + 200 bps), 4/1/24	994,655
1,019,957	Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 4.334% (LIBOR + 200 bps), 7/25/24	1,019,324
1,746,588	Plaskolite LLC, First Lien Term Loan, 5.577% (LIBOR + 350 bps), 11/3/22	1,748,771
2,586,312	Tata Chemicals North America, Term Loan, 5.125% (LIBOR + 275 bps), 8/7/20	2,594,394
752,035	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 5.077% (LIBOR + 300 bps), 9/23/24	756,970
1,735,465	Tronox, Ltd., First Lien Initial Dollar Term Loan, 5.077% (LIBOR + 300 bps), 9/23/24	1,746,853
1,527,228	Univar USA, Inc., Term B-3 Loan, 4.577% (LIBOR + 250 bps), 7/1/24	1,533,592
		$14,590,610
Principal
Amount
USD ($)		Value
	Diversified Metals & Mining - 1.1%
1,000,000	Aleris International, Inc., Initial Term Loan, 6.827% (LIBOR + 475 bps), 2/27/23	$1,012,500
1,210,000(b)	Ball Metalpack Finco LLC, First Lien Initial Term Loan, 7/31/25	1,219,081
2,505,129	Global Brass and Copper, Inc., Initial Term Loan, 4.625% (LIBOR + 250 bps), 5/29/25	2,498,866
1,462,500	Oxbow Calcining LLC, First Lien Tranche B Term Loan, 5.827% (LIBOR + 375 bps), 1/4/23	1,484,438
775,058	Phoenix Services International LLC, Term Loan, 5.85% (LIBOR + 375 bps), 3/1/25	781,839
2,942,625	US Silica Co., Term Loan, 6.125% (LIBOR + 400 bps), 5/1/25	2,947,530
		$9,944,254
	Forest Products - 0.2%
2,085,895	Expera Specialty Solutions LLC, Term B Loan Commitment, 6.203% (LIBOR + 425 bps), 11/3/23	$2,093,717
	Metal & Glass Containers - 0.7%
1,267,404	BWay Holding Co., Initial Term Loan, 5.581% (LIBOR + 325 bps), 4/3/24	$1,265,688
1,488,769	Consolidated Container Co., LLC, First Lien Initial Term Loan, 4.827% (LIBOR + 275 bps), 5/22/24	1,493,116
737,000	Crown Holdings, Inc., Dollar Term B Loan, 4.077% (LIBOR + 200 bps), 4/3/25	740,225
1,551,113	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.085% (LIBOR + 375 bps), 9/11/23	1,562,099
1,940,250	Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 5.327% (LIBOR + 325 bps), 10/17/24	1,937,219
		$6,998,347
	Paper Packaging - 0.6%
1,746,797	Berry Global, Inc. (fka Berry Plastics Corp.), Term Q Loan, 4.08% (LIBOR + 200 bps), 10/1/22	$1,752,376
493,750	Berry Global, Inc. (fka Berry Plastics Corp.), Term R Loan, 4.086% (LIBOR + 200 bps), 1/19/24	494,676
1,514,184	Caraustar Industries, Inc., Refinancing Term Loan, 7.834% (LIBOR + 550 bps), 3/14/22	1,526,676
1,488,750	Plastipak Holdings, Inc., Tranche B Term Loan, 4.59% (LIBOR + 250 bps), 10/14/24	1,487,820
		$5,261,548
	Paper Products - 0.2%
1,637,985	Ranpak Corp., Tranche B-1 USD Term Loan, 5.327% (LIBOR + 325 bps), 10/1/21	$1,642,080
	Specialty Chemicals - 2.5%
2,387,580	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 5.569% (LIBOR + 325 bps), 9/13/23	$2,402,502
1,798,854	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 5.569% (LIBOR + 325 bps), 9/13/23	1,810,097
1,806,750	Ashland LLC, Term B Loan, 3.828% (LIBOR + 175 bps), 5/17/24	1,814,655
2,401,941	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.084% (LIBOR + 175 bps), 6/1/24	2,404,444
164,651	Ferro Corporation, Tranche B-1 Term Loan, 4.584% (LIBOR + 225 bps), 2/14/24	165,449
403,290	Ferro Corporation, Tranche B-2 Term Loan, 4.584% (LIBOR + 225 bps), 2/14/24	405,244
394,710	Ferro Corporation, Tranche B-3 Term Loan, 4.584% (LIBOR + 225 bps), 2/14/24	396,622
345,808	H.B. Fuller Co., Commitment, 4.086% (LIBOR + 200 bps), 10/20/24	346,335
3,145,559	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 5.077% (LIBOR + 300 bps), 6/7/23	3,158,535
2,567,628	Omnova Solutions, Inc., Term B-2 Loan, 5.327% (LIBOR + 325 bps), 8/25/23	2,590,095
3,126,444	Polyone Corp., Term B-4 Loan, 3.828% (LIBOR + 175 bps), 11/11/22	3,140,513
2,159,422	PQ Corp., Third Amendment Tranche B-1 Term Loan, 4.577% (LIBOR + 250 bps), 2/8/25	2,161,581
1,297,358	Versum Materials, Inc. (fka Versum Materials LLC), Term Loan, 4.334% (LIBOR + 200 bps), 9/29/23	1,301,614
313,650	W.R. Grace & Co-CONN, Term B-1 Loan, 4.084% (LIBOR + 175 bps), 4/3/25	314,630
537,686	W.R. Grace & Co-CONN, Term B-2 Loan, 4.084% (LIBOR + 175 bps), 4/3/25	539,366
		$22,951,682
	Steel - 1.0%
2,237,315	American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 4.077% (LIBOR + 200 bps), 10/31/23	$2,230,578
1,791,487	Big River Steel LLC, Closing Date Term Loan, 7.334% (LIBOR + 500 bps), 8/23/23	1,816,120
2,027,367	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 4.827% (LIBOR + 275 bps), 8/14/24	2,027,367
3,672,831	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.582% (LIBOR + 225 bps), 6/14/21	3,678,010
		$9,752,075
	Total Materials	$81,256,670
	MEDIA - 7.7%
	Advertising - 0.9%
2,437,197	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.827% (LIBOR + 375 bps), 8/16/23	$2,452,430
1,117,350	Checkout Holding Corp., First Lien Term B Loan, 5.577% (LIBOR + 350 bps), 4/9/21	714,406
997,500	Lamar Media Corp., Term B Loan, 3.875% (LIBOR + 175 bps), 3/14/25	998,747
1,865,702	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.072% (LIBOR + 200 bps), 3/18/24	1,873,398
1,635,000	Red Ventures LLC, First Lien Term Loan, 6.077% (LIBOR + 400 bps), 11/8/24	1,652,780
		$7,691,761
	Broadcasting - 3.5%
1,026,884	A-L Parent LLC (aka Learfield Communications), First Lien Initial Term Loan, 5.33% (LIBOR + 325 bps), 12/1/23	$1,034,586
395,640(b)	A-L Parent LLC (aka Learfield Communications), Incremental Term Loan, 12/1/23	398,236
1,173,333	Beasley Mezzanine Holdings LLC, Initial Term Loan, 6.079% (LIBOR + 400 bps), 11/1/23	1,181,767
2,419,031	CBS Radio, Inc., Additional Term B-1 Loan, 4.831% (LIBOR + 275 bps), 11/18/24	2,411,472
Principal
Amount
USD ($)		Value
	Broadcasting – (continued)
1,777,500	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 4.322% (LIBOR + 225 bps), 7/17/25	$1,770,998
349,125	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), January 2018 Incremental Term Loan, 4.572% (LIBOR + 250 bps), 1/25/26	348,870
992,500	E.W. Scripps Co., Tranche B Term Loan, 4.077% (LIBOR + 200 bps), 10/2/24	994,155
3,081,456	Gray Television, Inc., Term B-2 Loan, 4.34% (LIBOR + 225 bps), 2/7/24	3,087,554
1,824,116	Hubbard Radio LLC, Term Loan, 5.08% (LIBOR + 300 bps), 3/28/25	1,829,443
946,008	MCC Iowa LLC, Tranche M Term Loan, 3.95% (LIBOR + 200 bps), 1/15/25	949,556
258,599	Mission Broadcasting, Inc., Term B-2 Loan, 4.592% (LIBOR + 250 bps), 1/17/24	259,246
1,939,817	Nexstar Broadcasting, Inc., Term B-2 Loan, 4.592% (LIBOR + 250 bps), 1/17/24	1,944,667
2,519,933	Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 4.097% (LIBOR + 200 bps), 10/4/23	2,512,451
2,413,246	Quebecor Media, Inc., Facility B-1 Tranche, 4.593% (LIBOR + 225 bps), 8/17/20	2,426,065
1,563,188	Raycom TV Broadcasting LLC, Tranche B-1 Term Loan, 4.327% (LIBOR + 225 bps), 8/23/24	1,566,608
2,250,000(b)	Sinclair Television Group, Inc., Term Loan B, 12/12/24	2,250,832
1,691,134	Sinclair Television Group, Inc., Tranche B Term Loan, 4.33% (LIBOR + 225 bps), 1/3/24	1,692,191
1,992,898	Townsquare Media, Inc., Additional Term B Loan, 5.077% (LIBOR + 300 bps), 4/1/22	1,995,389
171,023	Tribune Media Co., Term B Loan, 5.077% (LIBOR + 300 bps), 12/27/20	171,237
2,131,585	Tribune Media Co., Term C Loan, 5.077% (LIBOR + 300 bps), 1/26/24	2,134,249
1,688,309	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.827% (LIBOR + 275 bps), 3/15/24	1,641,749
		$32,601,321
	Cable & Satellite - 1.8%
1,386,000	Cable One, Inc., Incremental Term B-1 Loan, 4.09% (LIBOR + 175 bps), 5/1/24	$1,392,930
7,417,142	Charter Communications Operating LLC (aka CCO Safari LLC), Term B Loan, 4.08% (LIBOR + 200 bps), 4/30/25	7,430,204
1,088,403	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 8.087% (LIBOR + 575 bps), 8/13/21	1,094,184
655,000	Telenet Financing USD LLC, Term Loan AN Facility, 4.322% (LIBOR + 225 bps), 3/24/24	652,134
450,000	Unitymedia Finance LLC, Facility E Term Loan, 4.072% (LIBOR + 200 bps), 6/1/23	449,317
1,200,000	Unitymedia Hessen GmbH & Co. KG, Facility B, 4.322% (LIBOR + 225 bps), 9/30/25	1,198,500
2,165,000	UPC Financing Partnership , Facility AR, 4.572% (LIBOR + 250 bps), 1/15/26	2,157,388
2,600,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 4.572% (LIBOR + 250 bps), 4/15/25	2,587,169
		$16,961,826
	Movies & Entertainment - 1.0%
837,250	AMC Entertainment Holdings, Inc., 2016 Incremental Term Loan, 4.322% (LIBOR + 225 bps), 12/15/23	$839,269
2,072,101	AMC Entertainment, Inc., Initial Term Loan, 4.322% (LIBOR + 225 bps), 12/15/22	2,077,097
486,242	Kasima LLC, Term Loan, 4.84% (LIBOR + 250 bps), 5/17/21	489,889
1,493,495	Live Nation Entertainment, Inc., Term B-3 Loan, 3.875% (LIBOR + 175 bps), 10/31/23	1,495,672
1,000,000	NAI Entertainment Holdings LLC, Tranche B Term Loan, 4.58% (LIBOR + 250 bps), 5/8/25	1,000,625
1,218,462	Rovi Solutions Corp. / Rovi Guides, Inc., Term B Loan, 4.58% (LIBOR + 250 bps), 7/2/21	1,221,726
1,900,000	Seminole Hard Rock Entertainment, Inc., Term Loan, 5.087% (LIBOR + 275 bps), 5/14/20	1,911,875
		$9,036,153
	Publishing - 0.5%
1,747,129	DH Publishing LP, Term B-6 Loan, 4.329% (LIBOR + 225 bps), 8/20/23	$1,749,968
1,093,574	Quincy Newspapers, Inc., Term Loan B, 5.103% (PRIME + 200 bps/LIBOR + 300 bps), 11/2/22	1,097,675
1,512,256	Trader Corp., First Lien 2017 Refinancing Term Loan, 5.072% (LIBOR + 300 bps), 9/28/23	1,516,037
		$4,363,680
	Total Media	$70,654,741
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.7%
	Biotechnology - 0.5%
3,381,215	Alkermes, Inc., 2023 Term Loan, 4.35% (LIBOR + 225 bps), 3/27/23	$3,402,348
839,375	Lantheus Medical Imaging, Inc., Replacement Term Loan, 5.822% (LIBOR + 375 bps), 6/30/22	842,523
		$4,244,871
	Life Sciences Tools & Services - 0.3%
1,305,013	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 4.327% (LIBOR + 225 bps), 5/20/24	$1,308,581
989,899	Explorer Holdings, Inc., Initial Term Loan, 6.084% (LIBOR + 375 bps), 5/2/23	994,848
915,625	Syneos Health, Inc. (fka INC Research Holdings, Inc.), Replacement Term B Loan, 4.077% (LIBOR + 200 bps), 8/1/24	916,412
		$3,219,841
	Pharmaceuticals - 1.9%
1,353,391	Akorn, Inc., Term Loan, 6.875% (LIBOR + 475 bps), 4/16/21	$1,334,782
4,574,152	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.092% (LIBOR + 300 bps), 3/31/23	4,584,732
4,291,750	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.375% (LIBOR + 425 bps), 4/29/24	4,303,149
1,185,000	Grifols Worldwide Operations, Ltd., Tranche B Term Loan, 4.2% (LIBOR + 225 bps), 1/31/25	1,189,995
2,917,376	Horizon Pharma, Inc., Third Amendment Refinanced Term Loan, 5.375% (LIBOR + 325 bps), 3/29/24	2,990,310
	Pharmaceuticals – (continued)
1,043	Mallinckrodt International Finance SA, 2017 Term B Loan, 5.203% (LIBOR + 275 bps), 9/24/24	$1,029
496,250	Parexel International Corp., Initial Term Loan, 4.827% (LIBOR + 275 bps), 9/27/24	495,692
2,675,279	RPI Finance Trust, Initial Term Loan B-6, 4.334% (LIBOR + 200 bps), 3/27/23	2,683,848
		$17,583,537
	Total Pharmaceuticals, Biotechnology & Life Sciences	$25,048,249
Principal
Amount
USD ($)		Value
	REAL ESTATE - 1.2%
	Diversified REIT - 0.1%
749,351	ESH Hospitality, Inc., Third Repriced Term Loan, 4.077% (LIBOR + 200 bps), 8/30/23	$749,644
	Hotel & Resort REIT - 0.5%
2,673,463	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.077% (LIBOR + 200 bps), 3/21/25	$2,675,970
1,431,818	VICI Properties 1 LLC, Term B Loan, 4.081% (LIBOR + 200 bps), 12/20/24	1,435,100
		$4,111,070
	Real Estate Development - 0.0%†
450,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 4.833% (LIBOR + 250 bps), 10/19/20	$451,125
	Specialized REIT - 0.6%
3,227,554	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 5.077% (LIBOR + 300 bps), 10/24/22	$3,095,912
2,094,750	Iron Mountain, Inc., Incremental Term Loan B, 3.827% (LIBOR + 175 bps), 1/2/26	2,073,803
		$5,169,715
	Total Real Estate	$10,481,554
	RETAILING - 2.4%
	Apparel Retail - 0.2%
656,682	Hudson's Bay Co., Initial Term Loan, 5.419% (LIBOR + 325 bps), 9/30/22	$622,206
1,137,816	Men's Wearhouse, Inc., Tranche B-2 Term Loan, 5.592% (LIBOR + 350 bps), 4/9/25	1,146,350
		$1,768,556
	Automotive Retail - 0.3%
793,355	Avis Budget Car Rental LLC, Tranche B Term Loan, 4.34% (LIBOR + 200 bps), 2/13/25	$795,835
2,530,917	CWGS Group LLC, Term Loan, 4.847% (LIBOR + 275 bps), 11/8/23	2,527,121
		$3,322,956
	Department Stores - 0.3%
893,250	Archroma Finance S.a r.l., Facility B2, 6.583% (LIBOR + 425 bps), 8/12/24	$895,483
484,076	JC Penney Corp., Inc., Term Loan, 6.569% (LIBOR + 425 bps), 6/23/23	467,739
1,619,441	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 5.336% (LIBOR + 325 bps), 10/25/20	1,432,800
		$2,796,022
	Homefurnishing Retail - 0.3%
2,572,730	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 5.591% (LIBOR + 350 bps), 11/8/23	$2,169,823
	Internet & Direct Marketing Retail - 0.3%
992,513	NAB Holdings, LLC, 2018 Refinancing Term Loan, 5.334% (LIBOR + 300 bps), 7/1/24	$995,821
550,000	Shutterfly, Inc., Incremental Term Loan, 4.83% (LIBOR + 275 bps), 8/17/24	553,162
1,243,750	Shutterfly, Inc., Initial Term B Loan, 4.58% (LIBOR + 250 bps), 8/19/24	1,243,750
		$2,792,733
	Specialty Stores - 1.0%
1,736,875	Bass Pro Group LLC, Initial Term Loan, 7.077% (LIBOR + 500 bps), 9/25/24	$1,750,336
1,676,992	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 4.572% (LIBOR + 250 bps), 1/30/23	1,678,250
4,337,446	PetSmart, Inc., Tranche B-2 Term Loan, 5.1% (LIBOR + 300 bps), 3/11/22	3,615,443
2,487,500	Staples, Inc., Closing Date Term Loan, 6.358% (LIBOR + 400 bps), 9/12/24	2,470,010
		$9,514,039
	Total Retailing	$22,364,129
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
	Semiconductor Equipment - 0.3%
884,526	Entegris, Inc., New Tranche B Term Loan, 4.327% (LIBOR + 225 bps), 4/30/21	$885,632
818,323	MKS Instruments, Inc., Tranche B-3 Term Loan, 3.827% (LIBOR + 175 bps), 5/1/23	822,074
445,263	Sensata Technologies BV, Sixth Amendment Term Loan, 3.824% (LIBOR + 175 bps), 10/14/21	447,675
		$2,155,381
	Semiconductors - 1.1%
990,019	Bright Bidco BV (aka Lumileds LLC), 2018 Refinancing Term B Loan, 5.751% (LIBOR + 350 bps), 6/30/24	$985,069
2,203,143	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 4.327% (LIBOR + 225 bps), 5/17/24	2,187,078
2,450,000	Microchip Technology, Inc., Initial Term Loan, 4.08% (LIBOR + 200 bps), 5/29/25	2,460,412
3,495,201	Micron Technology, Inc., Term Loan, 3.83% (LIBOR + 175 bps), 4/26/22	3,513,768
1,259,356	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 3.827% (LIBOR + 175 bps), 3/31/23	1,262,329
		$10,408,656
	Total Semiconductors & Semiconductor Equipment	$12,564,037
	SOFTWARE & SERVICES – 5.0%
	Application Software - 0.4%
1,488,750	Applied Systems, Inc., First Lien Initial Term Loan, 5.334% (LIBOR + 300 bps), 9/19/24	$1,496,504
1,604,582	Infor (US), Inc. (fka Lawson Software, Inc.), Tranche B-6 Term Loan, 4.827% (LIBOR + 275 bps), 2/1/22	1,607,841
1,617,699	Verint System, Inc., Refinancing Term Loan, 4.092% (LIBOR + 200 bps), 6/28/24	1,620,732
		$4,725,077
	Data Processing & Outsourced Services - 1.2%
985,000	Conduent, Inc., Term B Loan, 4.577% (LIBOR + 250 bps), 12/7/23	$988,078
1,193,477	Everi Payments Inc., Term B Loan, 5.077% (LIBOR + 300 bps), 5/9/24	1,200,937
2,700,489	First Data Corp., 2022D New Dollar Term Loan, 4.069% (LIBOR + 200 bps), 7/8/22	2,703,406
2,841,078	First Data Corp., 2024A New Dollar Term Loan, 4.069% (LIBOR + 200 bps), 4/26/24	2,844,146
767,148	Global Payments, Inc., Term B-3 Loan, 3.827% (LIBOR + 175 bps), 4/21/23	769,066
Principal
Amount
USD ($)		Value
	Data Processing & Outsourced Services – (continued)
798,000	Verifone, Inc., Term Loan B, 2.08% (LIBOR + 200 bps), 1/31/25	$798,331
1,402,074	WEX, Inc., Term B-2 Loan, 4.327% (LIBOR + 225 bps), 6/30/23	1,405,032
		$10,708,996
	Internet Software & Services – 1.0%
1,488,061	Match Group, Inc. (fka The Match Group, Inc.), Additional Term B-1 Loan, 4.579% (LIBOR + 250 bps), 11/16/22	$1,499,221
3,333,763	Rackspace Hosting, Inc., First Lien Term B Loan, 5.363% (LIBOR + 300 bps), 11/3/23	3,323,345
669,939	Vantiv LLC (fka Fifth Third Processing Solutions LLC), New Term B-3 Loan, 3.824% (LIBOR + 175 bps), 10/14/23	670,411
993,510	Vantiv LLC (fka Fifth Third Processing Solutions LLC), New Term B-4 Loan, 3.824% (LIBOR + 175 bps), 8/9/24	993,976
2,295,129	Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Loan, 4.327% (LIBOR + 225 bps), 1/19/24	2,306,193
		$8,793,146
	IT Consulting & Other Services - 1.5%
323,509	4L Technologies, Inc. (fka Clover Holdings, Inc.), Term Loan, 6.577% (LIBOR + 450 bps), 5/8/20	$307,333
947,625	Altran Technologies, Facility B, 4.575% (LIBOR + 225 bps), 3/20/25	939,333
656,775	Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 4.077% (LIBOR + 200 bps), 6/30/23	660,388
3,740,080	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 3.83% (LIBOR + 175 bps), 8/17/23	3,746,330
997,500	Flexera Software LLC (fka Flexera Software, Inc.), First Lien Initial Term Loan, 5.33% (LIBOR + 325 bps), 2/26/25	998,747
1,977,853	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.327% (LIBOR + 225 bps), 2/15/24	1,984,034
765,346	Kronos, Inc., First Lien Incremental Term Loan, 5.358% (LIBOR + 300 bps), 11/1/23	768,615
2,557,060	Rocket Software, Inc., First Lien Term Loan, 6.084% (LIBOR + 375 bps), 10/14/23	2,576,877
2,549,870	Tempo Acquisition LLC, Initial Term Loan, 5.077% (LIBOR + 300 bps), 5/1/24	2,555,926
		$14,537,583
	Systems Software - 0.9%
1,725,174	Avast Software BV, 2018 Refinancing Dollar Term Loan, 4.834% (LIBOR + 250 bps), 9/29/23	$1,733,321
3,052,986	EZE Software Group LLC, First Lien Term B-2 Loan, 5.077% (LIBOR + 300 bps), 4/6/20	3,063,959
617,616	Ivanti Software, Inc. (fka LANDesk Group, Inc.), First Lien Term Loan, 6.33% (LIBOR + 425 bps), 1/20/24	616,458
493,750	Ramundsen Public Sector LLC, Term Loan, 6.327% (LIBOR + 425 bps), 2/1/24	493,750
970,000	West Corp., Incremental Term B-1 Loan, 5.577% (LIBOR + 350 bps), 10/10/24	971,414
1,501,078	West Corp., Initial Term B Loan, 6.077% (LIBOR + 400 bps), 10/10/24	1,503,266
		$8,382,168
	Total Software & Services	$47,146,970
	TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
	Communications Equipment - 0.5%
2,294,139	Ciena Corp., Refinancing Term Loan, 4.586% (LIBOR + 250 bps), 1/28/22	$2,307,043
579,708	Commscope, Inc., Tranche 5 Term Loan, 4.077% (LIBOR + 200 bps), 12/29/22	583,059
2,250,000	Plantronics, Inc., Initial Term B Loan, 4.577% (LIBOR + 250 bps), 7/2/25	2,249,719
		$5,139,821
	Electronic Components - 0.2%
2,251,716	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 6.976% (LIBOR + 475 bps), 3/31/22	$2,248,901
	Electronic Equipment & Instruments - 0.1%
1,130,095	Zebra Technologies Corp. (Zebra Diamond Holdings, Ltd.), Tranche B Term Loan, 4.057% (LIBOR + 175 bps), 10/27/21	$1,134,535
	Electronic Manufacturing Services - 0.2%
1,000,000	Celestica, Inc., Term B Loan, 4.077% (LIBOR + 200 bps), 6/27/25	$999,375
1,241,912	TTM Technologies, Inc., Term Loan B, 4.592% (LIBOR + 250 bps), 9/28/24	1,243,723
		$2,243,098
	Technology Distributors - 0.2%
583,598	SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-1 Loan, 4.327% (LIBOR + 225 bps), 7/8/22	$586,880
761,181	SS&C Technologies Holdings, Inc., Term B-3 Loan, 4.577% (LIBOR + 250 bps), 4/16/25	764,858
291,974	SS&C Technologies Holdings, Inc., Term B-4 Loan, 4.577% (LIBOR + 250 bps), 4/16/25	293,384
		$1,645,122
	Technology Hardware, Storage & Peripherals - 0.3%
2,496,668	Western Digital Corp., US Term B-4 Loan, 3.827% (LIBOR + 175 bps), 4/29/23	$2,500,048
	Total Technology Hardware & Equipment	$14,911,525
	TELECOMMUNICATION SERVICES - 3.4%
	Integrated Telecommunication Services - 2.1%
1,319,000(b)	Altice France SA, Term B13 Loan, 1/13/26	$1,292,826
5,184,474	CenturyLink, Inc., Initial Term B Loan, 4.827% (LIBOR + 275 bps), 1/31/25	5,113,726
2,288,500	Frontier Communications Corp., Term B-1 Loan, 5.83% (LIBOR + 375 bps), 6/15/24	2,261,324
588,287	General Communications, Inc., New Term B Loan, 4.327% (LIBOR + 225 bps), 2/2/22	590,310
2,717,027	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.331% (LIBOR + 225 bps), 2/22/24	2,724,953
1,530,625	Numericable US LLC, USD TLB-11 Term Loan, 4.822% (LIBOR + 275 bps), 7/31/25	1,461,747
Principal
Amount
USD ($)		Value
	Integrated Telecommunication Services - (continued)
497,500	Securus Technologies Holdings, Inc., First Lien Initial Term Loan, 6.577% (LIBOR + 450 bps), 11/1/24	$499,573
1,985,000	SFR Group SA, USD Term Loan B-12, 5.072% (LIBOR + 300 bps), 1/31/26	1,946,540
2,500,000(b)	TDC AS, Facility B2, 6/4/25	2,519,270
691,862	Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan, 6.08% (LIBOR + 400 bps), 3/29/21	654,778
953,199	Windstream Services LLC (fka Windstream Corp.), Tranche B-7 Term Loan, 5.33% (LIBOR + 325 bps), 2/17/24	832,460
		$19,897,507
	Wireless Telecommunication Services - 1.3%
1,985,000	Altice Financing SA, October 2017 USD Term Loan, 4.822% (LIBOR + 275 bps), 1/31/26	$1,921,107
2,344,086	Altice US Finance I Corp., March 2017 Refinancing Term Loan, 4.327% (LIBOR + 225 bps), 7/28/25	2,342,133
1,475,726	SBA Senior Finance II LLC, Initial Term Loan, 4.08% (LIBOR + 200 bps), 4/11/25	1,474,188
4,538,772	Sprint Communications, Inc., Initial Term Loan, 4.625% (LIBOR + 250 bps), 2/2/24	4,545,013
1,045,876	Virgin Media Bristol LLC, Facility K, 4.572% (LIBOR + 250 bps), 1/15/26	1,045,386
		$11,327,827
	Total Telecommunication Services	$31,225,334
	TRANSPORTATION - 1.9%
	Air Freight & Logistics - 0.3%
433,498	Ceva Group Plc (fka Louis No.1 Plc/TNT Logistics), Pre-Funded L/C Term Loan, 2.235% (LIBOR – 10 bps/PRIME + 450 bps), 3/19/21	$434,220
184,581	Ceva Intercompany BV, Dutch BV Term Loan, 7.577% (LIBOR + 550 bps), 3/19/21	184,889
94,335	Ceva Logistics Canada, ULC, Canadian Term Loan, 7.577% (LIBOR + 550 bps), 3/19/21	94,492
754,680	Ceva Logistics US Holdings, Inc. (fka Louis U.S. Holdco, Inc.), US Term Loan, 7.577% (LIBOR + 550 bps), 3/19/21	755,938
1,623,500	Syncreon Global Finance, Inc., Term Loan, 6.327% (LIBOR + 425 bps), 10/28/20	1,532,178
		$3,001,717
	Airlines - 1.2%
3,945,187	Air Canada, Replacement Term Loan, 4.072% (LIBOR + 200 bps), 10/6/23	$3,963,268
490,000	American Airlines, Inc., 2017 Class B Term Loan, 4.072% (LIBOR + 200 bps), 4/28/23	488,119
871,987	American Airlines, Inc., 2017 Class B Term Loan, 4.072% (LIBOR + 200 bps), 12/14/23	868,794
3,879,991	American Airlines, Inc., 2018 Replacement Term Loan, 3.827% (LIBOR + 175 bps), 6/27/25	3,826,944
1,663,320	United AirLines, Inc., Refinanced Term Loan, 3.827% (LIBOR + 175 bps), 4/1/24	1,684,112
		$10,831,237
	Highways & Railtracks - 0.0%†
500,000	Deck Chassis Acquisition Inc., Second Lien Initial Term Loan, 8.077% (LIBOR + 600 bps), 6/15/23	$504,375
	Marine - 0.2%
822,224	Commercial Barge Line Co., Initial Term Loan, 10.827% (LIBOR + 875 bps), 11/12/20	$674,995
949,368	Navios Maritime Partners LP, Initial Term Loan, 7.33% (LIBOR + 500 bps), 9/14/20	952,532
		$1,627,527
	Trucking - 0.2%
108,515	Kenan Advantage Group Holdings Corp., Initial Canadian Term Loan, 5.077% (LIBOR + 300 bps), 7/29/22	$107,430
356,841	Kenan Advantage Group Holdings Corp., Initial US Term Loan, 5.077% (LIBOR + 300 bps), 7/29/22	353,272
977,034	YRC Worldwide, Inc., Tranche B-1 Term Loan, 10.577% (LIBOR + 850 bps), 7/26/22	988,433
		$1,449,135
	Total Transportation	$17,413,991
	UTILITIES - 1.9%
	Electric Utilities - 1.1%
2,299,898	APLP Holdings, Ltd., Partnership, Term Loan, 5.077% (LIBOR + 300 bps), 4/13/23	$2,310,247
1,741,250	Calpine Construction Finance Co., LP, Term B Loan, 4.577% (LIBOR + 250 bps), 1/15/25	1,744,827
985,000	Dayton Power & Light Co., Term Loan, 4.08% (LIBOR + 200 bps), 8/24/22	983,769
490,350	Exgen Renewables IV LLC, Term Loan, 5.31% (LIBOR + 300 bps), 11/28/24	494,947
691,119	Helix Gen Funding LLC, Term Loan, 5.827% (LIBOR + 375 bps), 6/3/24	697,363
997,500	St. Joseph Energy Centre, LLC, Advance Term B Loan, 5.844% (PRIME + 250 bps/LIBOR + 350 bps), 4/10/25	1,003,111
1,390,441	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.827% (LIBOR + 375 bps), 10/2/23	1,399,458
1,861,742	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.077% (LIBOR + 200 bps), 8/4/23	1,860,839
		$10,494,561
	Independent Power Producers & Energy Traders - 0.5%
1,012,777	Calpine Corp., Term Loan, 4.84% (LIBOR + 250 bps), 1/15/24	$1,014,565
1,448,546	NRG Energy, Inc., Term Loan, 4.084% (LIBOR + 175 bps), 6/30/23	1,447,648
1,274,879	TerraForm AP Acquisition Holdings LLC, Term Loan, 6.584% (LIBOR + 425 bps), 6/27/22	1,276,870
497,500	TerraForm Power Operating LLC, Specified Refinancing Term Loan, 4.077% (LIBOR + 200 bps), 11/8/22	498,277
		$4,237,360
	Multi-Utilities - 0.0%†
322,459	Compass Power Generation LLC, Term Loan, 5.827% (LIBOR + 375 bps), 12/20/24	$324,998
	Water Utilities - 0.3%
914,110	Culligan NewCo., Ltd., First Lien Tranche B-1 Term Loan, 5.327% (LIBOR + 325 bps), 12/13/23	$912,684
Principal
Amount
USD ($)		Value
	Water Utilities – (continued)
1,870,361	EWT Holdings III Corp., Refinancing 2017-2 First Lien Term Loan, 5.077% (LIBOR + 300 bps), 12/20/24	$1,881,467
		$2,794,151
	Total Utilities	$17,851,070
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $776,748,828)	$776,853,897
Shares		Value
	COMMON STOCK - 0.0%† of Net Assets
	RETAILING - 0.0%†
	Computer & Electronics Retail - 0.0%†
54,675^(c)	Targus Cayman SubCo., Ltd.	$113,724
	Total Retailing	$113,724
	TOTAL COMMON STOCK
	(Cost $191,363)	$113,724
	PREFERRED STOCK - 0.0%† of Net Assets
	DIVERSIFIED FINANCIALS - 0.0%†
	Consumer Finance - 0.0%†
10,902(d)	GMAC Capital Trust I, 8.128% (3 Month USD LIBOR + 579 bps), 2/15/40	$289,666
	Total Diversified Financials	$289,666
	TOTAL PREFERRED STOCK
	(Cost? $286,177)	$289,666
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - 0.5% of Net Assets
	BANKS - 0.5%
	Thrifts & Mortgage Finance - 0.5%
700,000(a)	Carlyle US CLO, Ltd., Series 2016-4A, Class C, 6.248% (3 Month USD LIBOR + 390 bps), 10/20/27 (144A)	$701,658
1,000,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.586% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	1,003,210
1,500,000(a)	Home Partners of America Trust, Series 2016-2, Class E, 5.853% (1 Month USD LIBOR + 378 bps), 10/17/33 (144A)	1,507,925
800,000(a)	Octagon Investment Partners XVII, Ltd., Series 2013-1A, Class CR2, 4.035% (3 Month USD LIBOR + 170 bps), 1/25/31 (144A)	799,606
1,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class D, 6.289% (3 Month USD LIBOR + 395 bps), 4/15/26 (144A)	977,054
	Total Banks	$4,989,453
	TOTAL ASSET BACKED SECURITIES
	(Cost $5,001,131)	$4,989,453
	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4% of Net Assets
	BANKS - 0.4%
	Thrifts & Mortgage Finance - 0.4%
1,000,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class D, 5.372% (1 Month USD LIBOR + 330 bps), 7/15/27 (144A)	$1,011,389
1,400,000(a)	Commercial Mortgage Trust, Series 2014-FL5, Class D, 3.338% (1 Month USD LIBOR + 400 bps), 10/15/31 (144A)	1,341,769
1,035,770(a)	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 5.496% (1 Month USD LIBOR + 390 bps), 7/15/31 (144A)	1,042,195
	Total Banks	$3,395,353
	DIVERSIFIED FINANCIALS - 0.0%†
	Other Diversified Financial Services - 0.0%†
75,585(a)	Velocity Commercial Capital Loan Trust, Series 2011-1, 6.064% (1 Month USD LIBOR + 400 bps), 8/25/40 (144A)	$76,049
	Total Diversified Financials	$76,049
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,361,393)	$3,471,402
	CORPORATE BONDS - 5.0% of Net Assets
	BANKS - 0.3%
	Diversified Banks - 0.3%
1,000,000(d)(e)	Bank of America Corp., 6.3% (3 Month USD LIBOR + 455 bps)	$1,065,000
1,550,000(d)(e)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	1,650,750
	Total Banks	$2,715,750
	CAPITAL GOODS - 0.1%
	Construction & Engineering - 0.1%
750,000	MasTec, Inc., 4.875%, 3/15/23	$729,375
	Total Capital Goods	$729,375
	DIVERSIFIED FINANCIALS - 0.3%
	Diversified Capital Markets - 0.1%
1,000,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,006,200
	Investment Banking & Brokerage - 0.1%
1,500,000(a)	Goldman Sachs Group, Inc., 4.1% (3 Month USD LIBOR + 177 bps), 2/25/21	$1,549,744
	Specialized Finance - 0.1%
615,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 8/1/18	$615,000
	Total Diversified Financials	$3,170,944
Principal
Amount
USD ($)		Value
	ENERGY - 0.5%
	Oil & Gas Equipment & Services - 0.2%
1,000,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	$990,000
1,000,000	FTS International, Inc., 6.25%, 5/1/22	997,210
		$1,987,210
	Oil & Gas Exploration & Production - 0.2%
485,000	Gulfport Energy Corp., 6.625%, 5/1/23	$491,063
947,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	964,756
		$1,455,819
	Oil & Gas Storage & Transportation - 0.1%
1,400,000(a)	Golar LNG Partners LP, 8.593% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	$1,396,554
	Total Energy	$4,839,583
	FOOD, BEVERAGE & TOBACCO - 0.1%
	Distillers & Vintners - 0.0%†
359,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	$368,153
	Packaged Foods & Meats - 0.1%
400,000(a)	Tyson Foods, Inc., 2.871% (3 Month USD LIBOR + 55 bps), 6/2/20	$401,430
	Total Food, Beverage & Tobacco	$769,583
	HEALTH CARE EQUIPMENT & SERVICES - 0.6%
	Health Care Facilities - 0.3%
600,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$558,000
96,000	CHS/Community Health Systems, Inc., 8.125%, 6/30/24 (144A)	78,960
2,000,000	HCA, Inc., 5.375%, 2/1/25	2,025,000
310,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	328,600
		$2,990,560
	Health Care Services - 0.1%
269,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	$269,379
	Managed Health Care - 0.2%
1,000,000	Centene Corp., 5.625%, 2/15/21	$1,021,875
1,000,000	Molina Healthcare, Inc., 5.375%, 11/15/22	1,020,000
		$2,041,875
	Total Health Care Equipment & Services	$5,301,814
	INSURANCE - 1.7%
	Reinsurance - 1.7%
1,512,880+(f)(g)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	$1,561,443
600,000+(f)(g)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	16,200
600,000+(f)(g)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	152,520
600,000+(f)(g)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	635,640
300,000+(f)(g)	Formby Re 2018, Variable Rate Notes, 6/15/19	302,940
400,000(a)	Galilei Re, 6.84% (6 Month USD LIBOR + 466 bps), 1/8/20 (144A) (Cat Bond)	402,120
250,000(a)	Galilei Re, 6.86% (6 Month USD LIBOR + 466 bps), 1/8/21 (144A) (Cat Bond)	253,700
300,000(a)	Galilei Re, 7.63% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	300,450
300,000(a)	Galilei Re, 7.65% (6 Month USD LIBOR + 545 bps), 1/8/21 (144A) (Cat Bond)	302,760
300,000(a)	Galilei Re, 8.71% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	301,500
600,000(a)	Galilei Re, 8.73% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A) (Cat Bond)	610,440
350,000+(f)(g)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	32,505
400,000+(f)(g)	Harambee Re 2018, Variable Rate Notes, 12/31/21	412,000
326,836+(f)(g)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	342,034
350,000(a)	Kilimanjaro Re, 6.787% (3 Month USD LIBOR + 465 bps), 5/6/22 (144A) (Cat Bond)	349,055
500,000(a)	Kilimanjaro Re, 8.768% (3 Month Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	499,400
250,000(a)	Kilimanjaro Re, 11.268% (3 Month Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	250,450
600,000(a)	Kilimanjaro II Re, 7.921% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A) (Cat Bond)	608,100
250,000+(f)(g)	Limestone Re, Variable Rate Notes, 8/31/21	250,275
400,000+(f)(g)	Limestone Re, Variable Rate Notes, 3/1/22	401,120
700,000+(f)(g)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	710,500
250,000+(f)(g)	Madison Re 2016, Variable Rate Notes, 3/31/19	6,950
400,000+(f)(g)	Merion Re 2018-2, Variable Rate Notes, 12/31/21	431,520
600,000+(f)(g)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	4,278
600,000+(f)(g)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	3,276
600,000+(f)(g)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	633,600
600,000+(f)(g)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	605,940
300,000+(a)	Panthera Re 2018-1, 5.518% (3 Month Treasury Bill + 350 bps), 3/9/20 (144A) (Cat Bond)	302,220
500,000(a)	PennUnion Re, 6.518% (3 Month Treasury Bill + 450 bps), 12/7/18 (144A) (Cat Bond)	499,500
800,000+(f)(g)	Pinehurst Re 2018, Variable Rate Notes, 1/15/19	776,000
300,000+(f)(g)	Promissum Re 2018, Variable Rate Notes, 6/15/19	284,040
250,000(a)	Residential Reinsurance 2015, 8.798% (3 Month Treasury Bill + 678 bps), 12/6/19 (144A) (Cat Bond)	251,225
350,000(a)	Residential Reinsurance 2016, 5.838% (3 Month Treasury Bill + 382 bps), 12/6/20 (144A) (Cat Bond)	352,345
500,000(a)	Residential Reinsurance 2017, 7.558% (3 Month Treasury Bill + 554 bps), 12/6/21 (144A) (Cat Bond)	500,900
500,000+(f)(g)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	500,000
250,000+(f)(g)	Resilience Re, Variable Rate Notes, 4/8/19	232,850
300,000+(f)(g)	Resilience Re, Variable Rate Notes, 5/1/19	3,000
400,000+(f)(g)	Resilience Re, Variable Rate Notes, 10/15/19	414,440
300,000(a)	Sanders Re, 5.253% (6 Month USD LIBOR + 307 bps), 12/6/21 (144A) (Cat Bond)	299,910
600,000+(f)(g)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	40,680
Principal
Amount
USD ($)		Value
	Reinsurance – (continued)
695,194+(f)(g)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	$68,407
350,000(a)	Tailwind Re 2017-1, 9.268% (3 Month Treasury Bill + 725 bps), 1/8/22 (144A) (Cat Bond)	358,890
500,000(a)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	499,650
250,000+(f)(g)	Woburn Re 2018, Variable Rate Notes, 12/31/21	259,775
	Total Insurance	$16,024,548
	MATERIALS - 0.2%
	Diversified Metals & Mining - 0.1%
376,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	$385,400
	Metal & Glass Containers - 0.1%
1,150,000(a)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.839% (3 Month USD LIBOR + 350 bps), 7/15/21 (144A)	$1,163,800
	Total Materials	$1,549,200
	MEDIA - 0.3%
	Advertising - 0.1%
370,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$326,525
	Cable & Satellite - 0.2%
1,250,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	$1,193,750
1,000,000	Sirius XM Radio, Inc., 3.875%, 8/1/22 (144A)	971,250
		$2,165,000
	Total Media	$2,491,525
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
	Pharmaceuticals - 0.1%
1,000,000	Valeant Pharmaceuticals International, Inc., 5.5%, 11/1/25 (144A)	$1,001,800
	Total Pharmaceuticals, Biotechnology & Life Sciences	$1,001,800
	RETAILING - 0.4%
	Automotive Retail - 0.1%
391,000	Penske Automotive Group, Inc., 3.75%, 8/15/20	$386,112
	Internet Retail - 0.3%
1,500,000	Booking Holdings, Inc., 3.6%, 6/1/26	$1,459,006
1,500,000	Expedia Group, Inc., 4.5%, 8/15/24	1,509,525
		$2,968,531
	Total Retailing	$3,354,643
	TELECOMMUNICATION SERVICES - 0.1%
	Wireless Telecommunication Services - 0.1%
500,000	Intelsat Jackson Holdings SA, 8.0%, 2/15/24 (144A)	$527,500
	Total Telecommunication Services	$527,500
	TRANSPORTATION - 0.1%
	Airlines - 0.1%
932,357	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 5/15/21 (144A)	$951,004
360,000	Air Canada 2015-1 Class C Pass Through Trust, 5.0%, 3/15/20 (144A)	362,250
	Total Transportation	$1,313,254
	UTILITIES - 0.2%
	Gas Utilities - 0.0%†
250,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.5%, 5/1/21	$228,125
	Independent Power Producers & Energy Traders - 0.2%
1,650,000	NRG Energy, Inc., 6.25%, 7/15/22	$1,701,563
	Total Utilities	$1,929,688
	TOTAL CORPORATE BONDS
	(Cost $45,383,133)	$45,719,207
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.0% of Net Assets
3,000,000(h)	U.S. Treasury Bills, 8/2/18	$2,999,850
41,285,000(h)	U.S. Treasury Bills, 8/9/18	41,267,935
36,250,000(h)	U.S. Treasury Bills, 8/16/18	36,221,850
2,300,000(h)	U.S. Treasury Bills, 8/23/18	2,297,361
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $82,787,102)	$82,786,996
Shares		Value
	INVESTMENT COMPANIES - 1.0% of Net Assets
	BANKS - 0.1%
	Diversified Banks - 0.1%
100,000	Invesco Senior Income Trust	$433,000
	Total Banks	$433,000
	DIVERSIFIED FINANCIALS - 0.9%
	Asset Management & Custody Banks - 0.5%
100,000	BlackRock Floating Rate Income Strategies Fund, Inc.	$1,374,000
100,000	Eaton Vance Floating-Rate Income Trust	1,455,000
100,000	First Trust Senior Floating Rate Income Fund II	1,268,000
		$4,097,000
	Other Diversified Financial Services - 0.1%
50,000	Invesco Senior Loan ETF	$1,151,000
Shares
	Specialized Finance - 0.3%
36,000	iShares iBoxx $ High Yield Corporate Bond ETF	$3,100,320
	Total Diversified Financials	$8,348,320
	TOTAL INVESTMENT COMPANIES
	(Cost $8,864,754)	$8,781,320
Principal
Amount
USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.3% of Net Assets
	REPURCHASE AGREEMENT - 0.3%
2,300,000	$2,300,000 ScotiaBank, 1.92%, dated 7/31/18 plus accrued interest on 8/1/18
	collateralized by:
	$300 Freddie Mac Giant, 3.5%, 9/1/26
	$5,102 Federal National Mortgage Association, 6.0%, 9/1/40
	$2,340,723 Government National Mortgage Association, 3.0%, 6/20/47 - 8/20/47	$2,300,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $2,300,000)	$2,300,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.6%
	(Cost $924,923,881)	$925,305,665
	OTHER ASSETS AND LIABILITIES - (0.6)%	$(5,753,967)
	NET ASSETS - 100.0%	$919,551,698

BPS	Basis Point.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2018, the value of these securities amounted to $27,057,856, or 2.9% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At July 31, 2018, the value of these securities amounted to $6,942,615, or 0.7% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2018

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services)
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2018.
(b)	This term loan will settle after July 31, 2018, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2018.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Structured reinsurance investment. At July 31, 2018, the value of these securities amounted to $9,081,933, or 1.0% of net assets.
(g)	Rate to be determined.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
FORWARD FOREIGN CURRENCY CONTRACT

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Depreciation
USD	2,329,780	EUR	(1,985,002)	State Street Bank & Trust Co.	10/31/18	$ (8,149)
TOTAL FORWARD FOREIGN CURRENCY CONTRACT						$ (8,149)
SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Net Unrealized Appreciation (Depreciation)	Market Value

1,306,250	Markit CDX North America High Yield Index Series 24	Receive	5.00%	6/20/20	$ 69,761	$ 21,600	$ 91,361
3,000,000	Markit CDX North America High Yield Index Series 25	Receive	1.00%	12/20/20	54,248	(363)	53,885
1,468,800	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	81,453	29,716	111,169
7,389,200	Markit CDX North America High Yield Index Series 27	Receive	5.00%	12/20/21	521,831	90,689	612,520
TOTAL SWAP CONTRACTS					$ 727,293	$ 141,642	$ 868,935

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly

Principal amounts are denominated in U.S. dollars unless otherwise noted.

EUR — Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund's investments.
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$–	$776,853,897	$–	$776,853,897
Common Stock
Retailing
Computer & Electronics Retail	–	–	113,724	113,724
Preferred Stock	289,666	–	–	289,666
Asset Backed Securities	–	4,989,453	–	4,989,453
Collateralized Mortgage Obligations	–	3,471,402	–	3,471,402
Corporate Bonds
Insurance
Reinsurance	–	6,640,395	9,384,153	16,024,548
All Other Corporate Bonds	–	29,694,659	–	29,694,659
U.S. Government and Agency Obligations	–	82,786,996	–	82,786,996
Investment Companies	8,781,320	–	–	8,781,320
Repurchase Agreement	–	2,300,000	–	2,300,000
Total Investments in Securities	$9,070,986	$906,736,802	$9,497,877	$925,305,665
Other Financial Instruments
Unrealized depreciation on forward foreign currency contracts	$–	$(8,149)	$–	$(8,149)
Swap contracts, at value	–	868,935	–	868,935
Total Other Financial Instruments	$–	$860,786	$–	$860,786

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Corporate Bonds	Senior Secured Floating Rate Loan Interests	Total
Balance as of 10/31/17	$107,710	$5,431,036	$1,066,938	$6,605,684
Realized gain (loss)	--	(16,858)	28,549	11,691
Change in unrealized appreciation (depreciation)	6,014	36,945	(8,935)	34,024
Accrued discounts/premiums	--	7,744	1,564	9,308
Purchases	--	8,303,930	--	8,303,930
Sales	--	(4,378,644)	(1,088,116)	(5,466,760)
Transfers in to Level 3*	--	--	--	--
Transfers out of Level 3*	--	--	--	--
Balance as of 7/31/18	$113,724	$9,384,153	$–	$9,497,877

*	Transfers are calculated on the beginning of period value. For the nine months ended July 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2018: $224,310.

Pioneer Flexible Opportunities Fund

NQ | July 31, 2018

Ticker Symbols: Class A PMARX Class C PRRCX Class R MUARX Class Y PMYRX

	Shares		Value
		UNAFFILIATED ISSUERS - 96.3%
		COMMON STOCKS - 78.1% of Net Assets
		BANKS - 8.2%
		Diversified Banks - 6.8%
	719,488(a)	Banco BPM S.p.A.	$2,289,014
	166,540	Bank for Foreign Trade of Vietnam JSC	418,442
	73,640	BBVA Banco Frances SA (A.D.R.)	1,003,713
	7,823,000	China Construction Bank Corp., Class H	7,086,358
	1,567,000	China Merchants Bank Co., Ltd., Class H	6,118,988
	433,300	FinecoBank Banca Fineco S.p.A.	5,093,434
	5,668,000	Industrial & Commercial Bank of China, Ltd., Class H	4,195,523
	2,412,280	Intesa Sanpaolo S.p.A.	7,431,892
	309,108	Itau Unibanco Holding SA	3,704,307
	32,614	JPMorgan Chase & Co.	3,748,979
	118,900	Kasikornbank PCL	776,914
	449,570	Sberbank of Russia PJSC (A.D.R.)	6,307,467
	56,300	Sumitomo Mitsui Financial Group, Inc.	2,237,803
	35,550	TCS Group Holding Plc (G.D.R.)	760,770
			$51,173,604
		Thrifts & Mortgage Finance - 1.4%
	290,891	Carlyle Group LP	$7,083,196
	21,628	Indiabulls Housing Finance, Ltd.	409,419
	541,095	OneSavings Bank Plc	3,089,314
			$10,581,929
		Total Banks	$61,755,533
		CAPITAL GOODS - 11.4%
		Aerospace & Defense - 6.8%
	6,082	Airbus SE	$754,064
	757,646	BAE Systems Plc	6,495,488
	20,706	Boeing Co.	7,377,548
	30,973	L3 Technologies, Inc.	6,641,850
	272,499	Leonardo S.p.A.	3,266,966
	41,689	Raytheon Co.	8,255,673
	60,122	Safran SA	7,457,616
	55,579	Spirit AeroSystems Holdings, Inc., Class A	5,182,742
	39,591	Thales SA	5,207,291
			$50,639,238
		Construction & Engineering - 1.2%
	123,357	Granite Construction, Inc.	$6,655,110
	18,915	Vinci SA	1,902,658
			$8,557,768
		Electrical Components & Equipment - 0.8%
	32,370	Rockwell Automation, Inc.	$6,071,317
		Industrial Conglomerates - 1.7%
	55,913	Honeywell International, Inc.	$8,926,511
	32,462	Rheinmetall AG	3,922,216
			$12,848,727
		Industrial Machinery - 0.9%
	868	Georg Fischer AG	$1,120,509
	57,165	Ingersoll-Rand Plc	5,631,324
			$6,751,833
		Total Capital Goods	$84,868,883
		COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
		Diversified Support Services - 0.2%
	1,732,000(a)	Greentown Service Group Co., Ltd.	$1,707,926
		Environmental & Facilities Services - 0.4%
	36,538	Waste Management, Inc.	$3,288,420
		Human Resource & Employment Services - 0.4%
	29,260(a)	51job, Inc. (A.D.R.)	$2,685,190
		Total Commercial & Professional Services	$7,681,536
		CONSUMER DURABLES & APPAREL - 3.1%
		Apparel, Accessories & Luxury Goods - 3.1%
	16,958	adidas AG	$3,751,776
	13,722	Kering SA	7,318,771
	23,704	LVMH Moet Hennessy Louis Vuitton SE	8,285,731
	86,101	Tapestry, Inc.	4,057,079
		Total Consumer Durables & Apparel	$23,413,357
		CONSUMER SERVICES - 0.8%
		Casinos & Gaming - 0.5%
	373,000	Galaxy Entertainment Group, Ltd.	$2,996,222
	29,709	Melco Resorts & Entertainment, Ltd. (A.D.R.)	768,275
			$3,764,497
		Hotels, Resorts & Cruise Lines - 0.3%
	54,085(a)	Hilton Grand Vacations, Inc.	$1,870,800
		Total Consumer Services	$5,635,297
		DIVERSIFIED FINANCIALS - 5.0%
		Asset Management & Custody Banks - 1.3%
	206,634	Blackstone Group LP	$7,215,659
	Shares		Value
		Asset Management & Custody Banks - (continued)
	138,703	St James's Place Plc	$2,194,585
			$9,410,244
		Consumer Finance - 2.3%
	77,226	Capital One Financial Corp.	$7,283,956
	102,994	Discover Financial Services	7,354,802
	74,682	Synchrony Financial	2,161,297
			$16,800,055
		Diversified Capital Markets - 0.5%
	38,593	Macquarie Group, Ltd.	$3,524,895
		Financial Exchanges & Data - 0.6%
	22,464	S&P Global, Inc.	$4,502,684
		Investment Banking & Brokerage - 0.3%
	51,331	Morgan Stanley	$2,595,296
		Total Diversified Financials	$36,833,174
		ENERGY - 1.9%
		Integrated Oil & Gas - 1.4%
	64,287	LUKOIL PJSC (A.D.R.)	$4,596,520
	90,863	TOTAL SA	5,936,684
			$10,533,204
		Oil & Gas Exploration & Production - 0.3%
	20,669	EOG Resources, Inc.	$2,665,061
		Oil & Gas Storage & Transportation - 0.2%
	3,700,000	China Suntien Green Energy Corp., Ltd., Class H	$1,183,193
		Total Energy	$14,381,458
		FOOD, BEVERAGE & TOBACCO - 1.0%
		Packaged Foods & Meats - 1.0%
	14,095	Danone SA	$1,108,039
	100,500(a)	Health & Happiness H&H International Holdings, Ltd.	746,474
	433,670(a)	Masan Group Corp.	1,568,312
	86,195	Mondelez International, Inc., Class A	3,739,139
		Total Food, Beverage & Tobacco	$7,161,964
		HEALTH CARE EQUIPMENT & SERVICES - 7.9%
		Health Care Equipment - 4.2%
	17,173	Abbott Laboratories	$1,125,518
	29,882	Becton Dickinson and Co.	7,481,556
	95,732(a)	Boston Scientific Corp.	3,217,553
	54,472	Danaher Corp.	5,587,738
	13,002(a)	Edwards Lifesciences Corp.	1,852,135
	54,911	Hill-Rom Holdings, Inc.	5,172,616
	13,880(a)	Intuitive Surgical, Inc.	7,053,677
			$31,490,793
		Health Care Facilities - 0.3%
	19,191	HCA Healthcare, Inc.	$2,384,098
		Health Care Services - 0.5%
	20,782(a)	Laboratory Corp. of America Holdings	$3,643,916
		Managed Health Care - 2.9%
	32,528	Anthem, Inc.	$8,229,584
	19,617	Humana, Inc.	6,163,269
	29,273	UnitedHealth Group, Inc.	7,412,509
			$21,805,362
		Total Health Care Equipment & Services	$59,324,169
		INSURANCE - 8.9%
		Life & Health Insurance - 6.1%
	845,800	AIA Group, Ltd.	$7,381,394
	132,429	ICICI Prudential Life Insurance Co., Ltd. (144A)	807,999
	1,490,326	Legal & General Group Plc	5,138,551
	195,094	NN Group NV	8,630,210
	864,500	Ping An Insurance Group Co. of China, Ltd., Class H	8,018,193
	892,135	Poste Italiane S.p.A (144A)	8,312,407
	20,038	Swiss Life Holding AG	7,199,511
			$45,488,265
		Multi-line Insurance - 1.9%
	32,246	Allianz SE	$7,133,705
	387,655	Assicurazioni Generali S.p.A.	6,891,994
			$14,025,699
		Property & Casualty Insurance - 0.3%
	4,704	Chubb, Ltd.	$657,243
	21,743	Progressive Corp.	1,304,797
			$1,962,040
		Reinsurance - 0.6%
	34,421	Hannover Rueck SE	$4,589,700
		Total Insurance	$66,065,704
		MATERIALS - 5.0%
		Copper - 0.1%
	145,244	OZ Minerals, Ltd.	$1,025,021
	Shares		Value
		Diversified Metals & Mining - 3.1%
	202,207	Anglo American Plc	$4,598,794
	1,353,894	Glencore Plc	5,944,017
	277,905	MMC Norilsk Nickel PJSC (A.D.R.)	4,811,925
	286,320	Teck Resources, Ltd., Class B	7,474,102
			$22,828,838
		Steel - 1.8%
	266,280	ArcelorMittal	$8,569,668
	100,366	Steel Dynamics, Inc.	4,726,235
			$13,295,903
		Total Materials	$37,149,762
		MEDIA - 0.9%
		Advertising - 0.5%
	65,752	Stroeer SE & Co. KGaA	$4,037,608
		Publishing - 0.4%
	96,385	Lagardere SCA	$2,817,291
		Total Media	$6,854,899
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
		Life Sciences Tools & Services - 1.9%
	76,782	Agilent Technologies, Inc.	$5,070,683
	39,227	Thermo Fisher Scientific, Inc.	9,199,909
		Total Pharmaceuticals, Biotechnology & Life Sciences	$14,270,592
		REAL ESTATE - 7.8%
		Diversified REIT - 1.5%
	35,079	ICADE	$3,397,297
	3,890,700	Mapletree Greater China Commercial Trust	3,288,479
	323,005	Merlin Properties Socimi SA	4,779,205
			$11,464,981
		Hotel & Resort REIT - 1.5%
	145,321	DiamondRock Hospitality Co.	$1,732,226
	361	Hoshino Resorts Real Estate Investment Trust, Inc.	1,852,938
	86,033	Pebblebrook Hotel Trust	3,316,572
	48,595	Ryman Hospitality Properties, Inc.	4,131,061
			$11,032,797
		Real Estate Development - 2.3%
	772,000	China Resources Land, Ltd.	$2,822,795
	4,068,000	CIFI Holdings Group Co., Ltd.	2,643,208
	2,145,500	KWG Property Holding, Ltd.	2,438,223
	858,500	Longfor Properties Co., Ltd.	2,411,732
	1,538,000	Shimao Property Holdings, Ltd.	4,359,799
	583,822(a)	Vinhomes JSC (144A)	2,765,776
			$17,441,533
		Real Estate Operating Companies - 2.0%
	69,462	Deutsche Wohnen SE	$3,384,718
	167,929	Grand City Properties SA	4,364,411
	149,430	Vonovia SE	7,237,673
			$14,986,802
		Real Estate Services - 0.5%
	7,105,000	China Overseas Property Holdings, Ltd.	$2,516,454
	1,031,000	Colour Life Services Group Co., Ltd.	1,063,957
			$3,580,411
		Total Real Estate	$58,506,524
		RETAILING - 0.6%
		Home Improvement Retail - 0.5%
	621,853	Via Varejo SA	$3,525,719
		Homefurnishing Retail - 0.1%
	22,501	Maisons du Monde SA (144A)	$688,487
		Total Retailing	$4,214,206
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
		Semiconductor Equipment - 0.3%
	11,810	Lam Research Corp.	$2,251,458
		Semiconductors - 1.4%
	157,583(a)	Micron Technology, Inc.	$8,318,807
	26,051	SK Hynix, Inc.	2,021,418
			$10,340,225
		Total Semiconductors & Semiconductor Equipment	$12,591,683
		SOFTWARE & SERVICES - 7.8%
		Application Software - 0.2%
	4,289(a)	Adobe Systems, Inc.	$1,049,433
		Data Processing & Outsourced Services - 0.3%
	11,211	Mastercard, Inc., Class A	$2,219,778
		Internet Software & Services - 5.0%
	53,005(a)	58.com, Inc. (A.D.R.)	$3,565,116
	6,099(a)	Alphabet, Inc., Class A	7,484,815
	44,349	Autohome, Inc. (A.D.R.)	4,290,766
	51,531(a)	Baozun, Inc. (A.D.R.)	2,981,068
	140,704(a)	Envestnet, Inc.	8,245,254
	141,896(a)	Momo, Inc. (A.D.R.)	5,820,574
	Shares		Value
		Internet Software & Services - (continued)
	144,029(a)	Yandex NV, Class A	$5,179,283
			$37,566,876
		IT Consulting & Other Services - 1.2%
	190,567	Booz Allen Hamilton Holding Corp., Class A	$9,008,102
		Systems Software - 1.1%
	76,314	Microsoft Corp.	$8,095,389
		Total Software & Services	$57,939,578
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
		Communications Equipment - 1.1%
	52,953	Harris Corp.	$8,734,597
		Electronic Components - 0.2%
	84,400	Sunny Optical Technology Group Co., Ltd.	$1,392,491
		Technology Hardware, Storage & Peripherals - 0.4%
	15,223	Apple, Inc.	$2,896,785
		Total Technology Hardware & Equipment	$13,023,873
		TRANSPORTATION - 0.3%
		Air Freight & Logistics - 0.0%†
	3,734	ZTO Express Cayman, Inc. (A.D.R.)	$74,045
		Highways & Railtracks - 0.3%
	2,376,000	Shenzhen Expressway Co., Ltd., Class H	$2,149,240
		Total Transportation	$2,223,285
		UTILITIES - 1.2%
		Electric Utilities - 0.4%
	32,327	Acciona SA	$2,779,885
		Gas Utilities - 0.4%
	452,832	Italgas S.p.A.	$2,606,432
		Renewable Electricity - 0.4%
	3,237,000	China Everbright Greentech, Ltd. (144A)	$3,299,232
		Total Utilities	$8,685,549
		TOTAL COMMON STOCKS
		(Cost $550,057,475)	$582,581,026
		PREFERRED STOCK - 0.0%† of Net Assets
		REAL ESTATE - 0.0%†
		Retail REIT - 0.0%†
	204+(a)	Wheeler Real Estate Investment Trust, Inc.	$150,135
		Total Real Estate	$150,135
		TOTAL PREFERRED STOCK
		(Cost $195,245)	$150,135
	Principal
	Amount
	USD ($)		Value
		CORPORATE BONDS - 5.1% of Net Assets
		BANKS - 1.4%
		Diversified Banks - 1.4%
	2,829,000(b)	Banco do Brasil SA, 3.875%, 10/10/22	$2,703,987
	4,500,000	Industrial & Commercial Bank of China, Ltd., 3.538%, 11/8/27	4,229,802
	3,804,000(c)(d)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	3,632,820
		Total Banks	$10,566,609
		ENERGY - 1.5%
		Integrated Oil & Gas - 1.5%
	4,976,000	Petrobras Global Finance BV, 4.375%, 5/20/23	$4,794,376
	6,181,000	YPF SA, 8.5%, 3/23/21 (144A)	6,403,516
		Total Energy	$11,197,892
		MATERIAL - 0.7%
		Commodity Chemicals - 0.7%
	4,540,000(b)	Braskem Finance, Ltd., 6.45%, 2/3/24	$4,896,390
		Total Material	$4,896,390
		MATERIALS - 1.0%
		Diversified Metals & Mining - 0.6%
	2,000,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	$1,946,067
	2,637,000	MMC Norilsk Nickel OJSC via MMC Finance, DAC, 4.1%, 4/11/23 (144A)	2,518,061
			$4,464,128
		Paper Packaging - 0.4%
	3,000,000	Sealed Air Corp., 5.125%, 12/1/24 (144A)	$3,022,500
		Total Materials	$7,486,628
		TELECOMMUNICATION SERVICES - 0.5%
		Alternative Carriers - 0.5%
	4,400,000	CenturyLink, Inc., 7.65%, 3/15/42	$3,685,000
		Total Telecommunication Services	$3,685,000
		TOTAL CORPORATE BONDS
		(Cost $38,273,161)	$37,832,519
		FOREIGN GOVERNMENT BONDS - 2.4% of Net Assets
		Brazil - 0.7%
	5,280,000	Brazilian Government International Bond, 4.25%, 1/7/25	$5,124,240
		Indonesia - 0.8%
	5,998,000	Indonesia Government International Bond, 3.375%, 4/15/23 (144A)	$5,830,536
	Principal
	Amount
	USD ($)		Value
		Russia - 0.9%
	6,800,000	Russian Foreign Bond - Eurobond, 4.875%, 9/16/23 (144A)	$7,089,000
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $18,144,854)	$18,043,776
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.4% of Net Assets
	2,040,000(e)	Federal Home Loan Bank Discount Notes, 8/2/18	$2,039,892
	1,990,000(e)	Federal Home Loan Bank Discount Notes, 8/6/18	1,989,473
	15,260,000(e)	U.S. Treasury Bills, 8/16/18	15,248,150
	5,038,397	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/41	6,285,004
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $25,569,415)	$25,562,519
	Shares		Value
		INVESTMENT COMPANIES - 4.7% of Net Assets
		DIVERSIFIED FINANCIALS - 4.7%
		Asset Management & Custody Banks - 0.8%
	29,474	iShares US Aerospace & Defense ETF	$6,066,929
		Diversified Capital Markets - 3.3%
	607,873	ETFMG Prime Cyber Security ETF	$22,248,152
	62,296	Invesco International BuyBack Achievers ETF	2,268,197
			$24,516,349
		Other Diversified Financial Services - 0.3%
EUR	82,370	SPDR S&P Euro Dividend Aristocrats UCITS ETF	$2,332,008
		Specialized Finance - 0.3%
	120,057	VanEck Vectors Vietnam ETF	$1,976,138
		Total Diversified Financials	$34,891,424
		TOTAL INVESTMENT COMPANIES
		(Cost $34,554,315)	$34,891,424
		EXCHANGE-TRADED COMMODITY – 0.1% of Net Assets
		DIVERSIFIED FINANCIALS – 0.1%
		Asset Management & Custody Banks - 0.1%
	3,411(a)(b)	Xtrackers Physical Rhodium ETC	$668,897
		Total Diversified Financials	$668,897
		TOTAL EXCHANGE-TRADED COMMODITY
		(Cost $534,086)	$668,897
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	EXCHANGE-TRADED CALL OPTION PURCHASED - 0.0%†
2,000	Blue Apron Holdings, Inc.	Citigroup Global Markets, Inc.	USD	266,000	USD	7	1/18/19	$15,000
	TOTAL EXCHANGE-TRADED CALL OPTION PURCHASED
	(Premiums paid $266,000)							$15,000
	EXCHANGE-TRADED PUT OPTION PURCHASED - 0.0%†
25,392	Deutsche Bank AG	Barclays Capital	EUR	624,600	EUR	7	12/21/18	$178,198
	TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
	(Premiums paid $624,600)							$178,198
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 2.5%
4,448	FTSE 100 Index	Citibank NA	GBP	781,824	GBP	7,476	10/19/18	$1,671,657
4,361	FTSE 100 Index	Citibank NA	GBP	766,532	GBP	7,622	1/21/19	1,480,105
3,270	FTSE 100 Index	Citigroup Global Markets, Inc.	GBP	839,711	GBP	7,697	3/15/19	988,806
4,544	Mexbol Index	Citibank NA	MXN	375,388	MXN	51,798	10/24/18	52,710
3,633	Mexbol Index	Citibank NA	MXN	375,390	MXN	50,799	10/24/18	113,189
81,777	MSCI Emerging Markets Index	Citibank NA	USD	4,999,985	USD	1,126	7/19/19	5,278,316
1,068,600	MXCN Index	Citibank NA	HKD	589,517	HKD	97	10/10/18	10,947
1,477,549	MXCN Index	Citibank NA	HKD	788,173	HKD	94	10/22/18	51,289
1,844,500	MXCN Index	Citibank NA	HKD	840,134	HKD	183	12/28/18	357,790
143	Nikkei 225 Index	Citibank NA	JPY	838,683	JPY	23,209	3/8/19	799,042
53	Nikkei 225 Index	Citibank NA	JPY	668,728	JPY	21,298	9/13/19	930,851
126,150	Nikkei 225 index	JPMorgan Chase Bank NA	JPY	1,096,201	JPY	21,656	8/9/19	1,902,030
48,019	Nikkei 225 Index	JPMorgan Chase Bank NA	JPY	590,763	JPY	21,104	9/13/19	895,154
31,571	S&P 500 Index	Citibank NA	EUR	3,001,680	EUR	3,559	6/21/19	3,939,938
								$18,471,824
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $16,552,709)							$18,471,824
	TOTAL OPTIONS PURCHASED
	(Premiums paid $17,443,309)							$18,665,022
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.3%
	(Cost $684,771,860)							$718,395,318
	OTHER ASSETS AND LIABILITIES – 3.7%							$27,776,315
	NET ASSETS - 100.0%							$746,171,633
BPS	Basis Point.
REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipt.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2018, the value of these securities amounted to $46,316,401, or 6.2% of net assets.

†	Amount rounds to less than 0.1%.
+	Securities that used significant unobservable inputs to determine their value.
(a)	Non-income producing security.
(b)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd. (formerly, Pioneer Cayman Commodity Fund Ltd.)
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2018.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.

FUTURES CONTRACTS

COMMODITY FUTURES CONTRACT
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
90	Palladium	9/26/18	$9,160,050	$8,387,100	$(772,950)

INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,783	Euro Stoxx 50	9/21/18	$71,424,065	$73,513,378	$(2,089,313)
468	FTSE/JSE Top 40	9/20/18	18,478,027	18,350,853	127,174
78	FTSE/MIB	9/21/18	9,933,522	10,120,443	(186,921)
750	MSCI China Free	9/21/18	36,961,300	33,075,000	3,886,300
842	MSCI Emerging Market	9/21/18	44,504,343	46,154,230	(1,649,887)
105	Nasdaq 100 E-MINI	9/21/18	15,152,882	15,213,975	(61,093)
52	S&P 500 EMINI	9/21/18	7,298,200	7,324,200	(26,000)
			$203,752,339	$203,752,079	$260

TOTAL FUTURES CONTRACTS			$(194,592,289)	$(195,364,979)	$(772,690)

SWAP CONTRACTS

OVER THE COUNTER (OTC) TOTAL RETURN SWAP CONTRACTS - SELL PROTECTION
Notional Amount(1)		Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Coupon	Expiration Date	Unrealized Appreciation (Depreciation)	Market Value
	26,483	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	11/26/18	$83,121	$83,121
	202,105	Goldman Sachs International	Goldman Sachs Total Cash Return Index*	Pay	3M LIBOR + 39bps	5/1/19	1,667,228	1,667,228
EUR	1,253	Societe Generale SA	Solactive European Buyback Index	Pay	3M EURIBOR + 55bps	10/15/18	(28,042)	(28,042)
TOTAL SWAP CONTRACTS							$1,722,307	$1,722,307
(1) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event. (2) Pays Quarterly.

*	The following table shows the individual positions and related values of the securities underlying the total return swap with Goldman Sachs International, as of July 31, 2018.
Index Description	Shares	Value	% of basket
AbbVie, Inc.	441	$40,678	2.32%
AES Corp.	2,571	34,353	1.96
American Airlines Group, Inc.	682	26,980	1.54
American International Group, Inc.	477	26,360	1.51
Ameriprise Financial, Inc.	227	33,135	1.89
AmerisourceBergen Corp.	354	29,004	1.66
Apple, Inc.	202	38,525	2.2
Applied Materials, Inc.	716	34,826	1.99
Archer-Daniels-Midland Co.	636	30,678	1.75
Assurant, Inc.	302	33,330	1.9
Boeing Co.	157	56,063	3.2
Capital One Financial Corp.	362	34,126	1.95
CBS Corp.	437	23,013	1.32
CenturyLink, Inc.	1,133	21,265	1.21
Corning, Inc.	1,008	33,447	1.91
DENTSPLY SIRONA, Inc.	460	22,125	1.26
Discover Financial Services	465	33,180	1.9
eBay, Inc.	870	29,117	1.66
Equity Residential	450	29,465	1.68
Express Scripts Holding Co.	474	37,673	2.15
F5 Networks, Inc.	225	38,597	2.21
General Electric Co.	1,003	13,673	0.78
Gilead Sciences, Inc.	424	33,019	1.89
HCA Healthcare, Inc.	345	42,903	2.45
HP, Inc.	1,545	35,665	2.04
LyondellBasell Industries NV	343	38,013	2.17
McDonald's Corp.	208	32,742	1.88
Michael Kors Holdings Ltd.	779	51,986	2.97
Monster Beverage Corp.	641	38,464	2.2
Motorola Solutions, Inc.	338	41,034	2.34
Navient Corp.	1,913	25,275	1.44
NetApp, Inc.	730	56,574	3.23
NRG Energy, Inc.	1,721	54,499	3.12
ONEOK, Inc.	553	38,939	2.22
Procter & Gamble Co.	333	26,935	1.54
PulteGroup, Inc.	1,283	36,548	2.09
Qorvo, Inc.	427	34,952	2
Quest Diagnostics, Inc.	276	29,692	1.7
Seagate Technology Plc.	690	36,323	2.08
Sysco Corp.	550	36,970	2.11
Target Corp.	521	42,011	2.4
TransDigm Group, Inc.	118	44,265	2.54
Tyson Foods, Inc.	453	26,091	1.49
United Continental Holdings, Inc.	414	33,303	1.9
Valero Energy Corp.	450	53,272	3.04
Western Union Co.	1,464	29,521	1.69
Weyerhaeuser Co.	859	29,348	1.68
Williams Cos, Inc.	949	28,246	1.61
XL Group Ltd.	695	39,075	2.23
Yum! Brands, Inc.	442	35,071	2.00
Totals		$1,750,349	100.00%
Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$582,581,026	$–	$–	$582,581,026
Preferred Stock
Real Estate
Retail REIT	–	–	150,135	150,135
Corporate Bonds	–	37,832,519	–	37,832,519
Foreign Government Bonds	–	18,043,776	–	18,043,776
U.S. Government and Agency Obligations	–	25,562,519	–	25,562,519
Investment Companies	34,891,424	–	–	34,891,424
Exchange-Traded Commodity	668,897	–	–	668,897
Exchange-Traded Call Option Purchased	15,000	--	–	15,000
Exchange-Traded Put Option Purchased	178,198	–	–	178,198
Over The Counter (OTC) Call Options Purchased	–	18,471,824	–	18,471,824
Total Investments in Securities	$618,334,545	$99,910,638	$150,135	$718,395,318
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(772,690)	$–	$–	$(772,690)
Swap contracts, at value	–	1,722,307	–	1,722,307
Total Other Financial Instruments	$(772,690)	$1,722,307	$–	$949,617

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Preferred Stock
Balance as of 10/31/17	$161,195
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(11,060)
Accrued discounts/premiums	–
Purchases	–
Sales	–
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 7/31/18	$150,135

*	Transfers are calculated on the beginning of period value. For the nine months ended July 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2018: $(11,060).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date September 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date September 28, 2018

* Print the name and title of each signing officer under his or her signature.